Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Ship Finance International LTD
Entity Central Index Key	0001289877
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Operating revenues
Direct financing lease interest income - related parties	$ 44,695	$ 74,219	$ 97,757
Direct financing lease interest income - other	4,913	5,177	6,859
Finance lease service revenues - related parties	49,420	53,073	69,992
Profit sharing revenues - related parties	40,079	829	482
Time charter revenues - related parties	0	660	660
Time charter revenues - other	42,790	18,544	28,789
Bareboat charter revenues - related parties	15,853	16,003	21,276
Bareboat charter revenues - other	43,449	50,430	69,003
Other operating income	839	118	296
Total operating revenues	242,038	219,053	295,114
Gain on sale of assets and termination of charters	25,849	6,131	8,468
Operating expenses
Ship operating expenses - related parties	50,605	54,087	71,283
Ship operating expenses - other	19,565	6,082	9,780
Depreciation	41,377	36,339	49,929
Administrative expenses - related parties	354	386	504
Administrative expenses - other	6,247	7,602	9,381
Total operating expenses	118,148	104,496	140,877
Net operating income	149,739	120,688	162,705
Non-operating income / (expense)
Interest income - related parties, associated companies	14,681	14,681	19,575
Interest income - other	5,238	2,396	3,826
Interest expense - other	(70,967)	(75,300)	(103,378)
Gain/(loss) on repurchase of bonds	129	(469)	521
Gain on sale of investment in associated company	0	4,064	4,064
Long-term investment impairment charge	(3,353)	0	0
Other financial items, net	5,942	(4,358)	(7,040)
Net income before equity in earnings of associated companies	101,409	61,702	80,273
Equity in earnings of associated companies	33,328	39,317	50,902
Net income	$ 134,737	$ 101,019	$ 131,175
Per share information:
Basic earnings per share (in dollars per share)	$ 1.7	$ 1.28	$ 1.66
Diluted earnings per share (in dollars per share)	$ 1.65	$ 1.25	$ 1.62

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Net income	$ 134,737	$ 101,019	$ 131,175
Fair value adjustments to hedging financial instruments	(21,731)	(24,218)	(19,467)
Fair value adjustments to hedging financial instruments in associated companies	16,740	12,983	20,074
Reclassification into net income of previous fair value adjustments to hedging financial instruments	27	241	1,756
Fair value adjustments to available for sale securities	751	(799)	(327)
Other comprehensive income/ (loss)	34	12	(16)
Other comprehensive (loss)/ income, net of tax	(4,179)	(11,781)	2,020
Comprehensive income	$ 130,558	$ 89,238	$ 133,195

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 66,818	$ 94,915
Available for sale securities	40,359	23,324
Trade accounts receivable	5,742	210
Due from related parties	41,195	9,775
Other receivables	3,585	2,606
Inventories	3,642	1,228
Prepaid expenses and accrued income	1,266	545
Investment in direct financing and sales-type leases, current portion	58,753	60,160
Total current assets	221,360	192,763
Vessels and equipment	1,164,742	1,062,295
Accumulated depreciation on vessels and equipment	(204,342)	(165,465)
Vessels and equipment, net	960,400	896,830
Newbuildings	73,780	123,750
Investment in direct financing and sales-type leases, long-term portion	1,116,191	1,159,900
Investment in associated companies	219,907	169,838
Loans to related parties - associated companies, long-term	235,163	274,184
Loans to others, long-term	50,000	50,000
Financial instruments (long-term): mark to market valuation	1,008	0
Other long-term investments	1,251	3,140
Deferred charges	22,943	25,723
Total assets	2,902,003	2,896,128
Current liabilities
Current portion of long-term debt	220,051	150,342
Trade accounts payable	659	681
Due to related parties	7,495	4,421
Accrued expenses	14,089	9,370
Other current liabilities	5,874	9,334
Total current liabilities	248,168	174,148
Long-term liabilities
Long-term debt	1,630,480	1,760,122
Financial instruments (long-term): mark to market valuation	91,690	79,870
Other long-term liabilities	22,285	24,897
Total liabilities	1,992,623	2,039,037
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized; 79,225,000 and 79,125,000 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively)	79,225	79,125
Additional paid-in capital	61,230	61,670
Contributed surplus	555,958	548,354
Accumulated other comprehensive loss	(82,923)	(62,004)
Accumulated other comprehensive loss - associated companies	(7,997)	(24,737)
Retained earnings	303,887	254,683
Total stockholders' equity	909,380	857,091
Total liabilities and stockholders' equity	$ 2,902,003	$ 2,896,128

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Stockholders' equity
Share capital, par value (in dollars per share)	$ 1	$ 1
Share capital, shares authorized (in shares)	125,000,000	125,000,000
Share capital, shares issued (in shares)	79,225,000	79,125,000
Share capital, shares outstanding (in shares)	79,255,000	79,125,000

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Operating activities
Net income	$ 134,737	$ 101,019	$ 131,175
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	41,377	36,339	49,929
Long-term investment impairment charge	3,353	0	0
Amortization of deferred charges	4,336	3,593	7,131
Amortization of seller's credit	(1,462)	(1,539)	(2,047)
Equity in earnings of associated companies	(33,328)	(39,317)	(50,902)
Gain on sale of assets and termination of charters	(25,849)	(6,131)	(8,468)
Gain on sale of investment in associated company	0	(4,064)	(4,064)
Adjustment of derivatives to market value	(7,367)	2,675	4,408
(Gain)/loss on repurchase of bonds	(129)	469	(521)
Other	(1,675)	192	67
Changes in operating assets and liabilities
Trade accounts receivable	(5,532)	(2,345)	864
Due from related parties	(38,959)	28,041	29,113
Other receivables	(979)	2,203	1,921
Inventories	(788)	(560)	(744)
Prepaid expenses and accrued income	(721)	(332)	(218)
Trade accounts payable	(22)	1,166	232
Accrued expenses	4,719	6,658	2,589
Other current liabilities	(3,460)	3,314	3,196
Net cash provided by operating activities	68,251	131,381	163,661
Investing activities
Repayments from investments in direct financing and sales-type leases	44,292	75,201	204,874
Additions to newbuildings	(67,477)	(131,240)	(156,223)
Purchase of vessels	0	(146,562)	(151,562)
Proceeds from sales of vessels and termination of charters	35,104	60,551	71,461
Proceeds from sale of investment in associated company	0	37,048	37,048
Net amounts received from associated companies	42,044	42,204	56,702
Costs of other long-term investments	0	(50,000)	(50,000)
Redemption/ (Purchase) of available for sale securities	678	(23,763)	(23,763)
Redemption of restricted cash	0	5,601	5,601
Net cash provided by/(used in) investing activities	54,641	(130,960)	(5,862)
Financing activities
Shares issued, net of issuance costs	685	0	0
Repurchase of bonds	(1,505)	(19,209)	(23,230)
Proceeds from issuance of short term and long term debt	73,622	300,570	408,592
Repayments of short-term and long-term debt	(135,219)	(178,091)	(394,747)
Debt fees paid	(1,561)	(17,636)	(17,822)
Payments in lieu of issuing shares for exercised share options	(1,478)	0	0
Cash dividends paid	(85,533)	(91,786)	(122,644)
Net cash used in financing activities	(150,989)	(6,152)	(149,851)
Net change in cash and cash equivalents	(28,097)	(5,731)	7,948
Cash and cash equivalents at start of the period	94,915	86,967	86,967
Cash and cash equivalents at end of the period	66,818	81,236	94,915
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 62,588	$ 65,213	$ 94,228

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive loss [Member]	Accumulated other comprehensive loss associated companies [Member]	Retained earnings [Member]
Balance at Dec. 31, 2010		$ 79,125	$ 60,261	$ 532,143	$ (43,950)	$ (44,811)	$ 246,152
Balance (in shares) at Dec. 31, 2010		79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (see Note 7)		0	0
Shares issued (in shares) (see Note 7)		0
Amortization of stock based compensation			1,009
Payments in lieu of issuing shares	0		0
Amortization of deferred equity contributions				11,807
Loss on hedging financial instruments reclassified into earnings	(241)				241
Fair value adjustments to hedging financial instruments					(24,218)	12,983
Fair value adjustments to available for sale securities	(799)				(799)
Other comprehensive income / (loss)	12				12
Net income	101,019						101,019
Dividends declared							(91,786)
Balance at Sep. 30, 2011	839,188	79,125	61,270	543,950	(68,714)	(31,828)	255,385
Balance (in shares) at Sep. 30, 2011		79,125,000
Balance at Dec. 31, 2010		79,125	60,261	532,143	(43,950)	(44,811)	246,152
Balance (in shares) at Dec. 31, 2010		79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (see Note 7)		0	0
Shares issued (in shares) (see Note 7)		0
Amortization of stock based compensation			1,409
Payments in lieu of issuing shares	0		0
Amortization of deferred equity contributions	16,200			16,211
Loss on hedging financial instruments reclassified into earnings	(1,756)				1,756
Fair value adjustments to hedging financial instruments					(19,467)	20,074
Fair value adjustments to available for sale securities	(327)				(327)
Other comprehensive income / (loss)	(16)				(16)
Net income	131,175						131,175
Dividends declared							(122,644)
Balance at Dec. 31, 2011	857,091	79,125	61,670	548,354	(62,004)	(24,737)	254,683
Balance (in shares) at Dec. 31, 2011	79,125,000	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (see Note 7)		100	585
Shares issued (in shares) (see Note 7)		100,000
Amortization of stock based compensation			453
Payments in lieu of issuing shares	1,478		(1,478)
Amortization of deferred equity contributions	7,600			7,604
Loss on hedging financial instruments reclassified into earnings	(27)				27
Fair value adjustments to hedging financial instruments					(21,731)	16,740
Fair value adjustments to available for sale securities	751				751
Other comprehensive income / (loss)	34				34
Net income	134,737						134,737
Dividends declared							(85,533)
Balance at Sep. 30, 2012	$ 909,380	$ 79,225	$ 61,230	$ 555,958	$ (82,923)	$ (7,997)	$ 303,887
Balance (in shares) at Sep. 30, 2012	79,255,000	79,225,000

INTERIM FINANCIAL DATA	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
INTERIM FINANCIAL DATA
INTERIM FINANCIAL DATA
The unaudited condensed interim financial statements of Ship Finance International Limited (“Ship Finance” or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary in order to make the interim financial statements not misleading, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying condensed interim unaudited financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2011. The results of operations for the interim period ended September 30, 2012 are not necessarily indicative of the results for the entire year ending December 31, 2012.
Basis of Accounting
The condensed consolidated financial statements are prepared in accordance with US GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation.
Consolidation of variable interest entities
A variable interest entity is defined in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810 “Consolidation” (“ASC 810”) as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.
ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.
We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.
Available for sale securities
Marketable debt securities held by the Company are considered to be available-for-sale and as such are recorded at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in shareholder's equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.
Investments in associated companies
Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as “Investment in associated companies” and its share of the investees’ earnings or losses in the consolidated statements of operations as “Equity in earnings of associated companies”.
Use of accounting estimates
The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues and profit sharing arrangements.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income over the period to which the receipt relates.
Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.
Any contingent elements of rental income, such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized.
Available for sale securities
Available for sale securities held by the Company consist of corporate bonds, which earn interest income. Any premium paid on acquisition is amortized over the life of the bond. Available for sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income.
Vessels and equipment (including operating lease assets)
Vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years. These are common life expectancies applied in the shipping and offshore industries.
Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.
This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading “gain on sale of assets and termination of charters”.
Newbuildings
The carrying value of vessels under construction (“newbuildings”) represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase instalments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.
Investment in Capital Leases
Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time-chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.
For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between “lease interest income” and “repayment of investment in lease” in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as “lease service revenue”.

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, that is, the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.
If at any time the Company and its customer agree to change the provisions of a leasing arrangement, other than by renewing the lease or extending its term, in a manner that would have resulted in a different classification of the lease under the FASB ASC Topic 840 “Leases” (“ASC 840”) had such changed terms been in effect at lease inception, the revised agreement shall be considered as a new agreement over its term, and the new agreement would be assessed under ASC 840 to determine whether it is to be classified as either a capital lease or an operating lease.
If the provisions of a capital lease (sales-type or direct financing) are changed in a way that does not constitute a new agreement as described above, but changes the amount of the remaining minimum lease payments, the balance of the minimum lease payments receivable and the estimated residual value (if affected) will be adjusted to reflect the change and the net adjustment will be charged or credited to unearned income.
Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.
This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.
Other Investments
Other long-term investments are initially recorded at cost or fair value using the best available value indicators. The Company currently has two such investments, one in warrants and one in shares, both of which are not publicly traded. When using this basis of valuation, the investments are carried at their initial value and the Company carries out regular reviews for possible impairment adjustments. Following such a review, an adjustment was made to the carrying value of these assets in 2012, which is reported in the consolidated statement of operations as “Long-term investment impairment charge”.
Deemed Equity Contributions
The Company has accounted for the acquisition of vessels from Frontline at Frontline’s historical carrying value. The difference between the historical carrying value and the net investment in the lease has been recorded as a deferred deemed equity contribution. This deferred deemed equity contribution is presented as a reduction in the net investment in direct financing leases in the balance sheet. This results from the related party nature of both the transfer of the vessel and the subsequent direct financing lease. The deferred deemed equity contribution is amortized as a credit to contributed surplus over the life of the new lease arrangement, as lease payments are applied to the principal balance of the lease receivable.
Impairment of long-lived assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. The Company carried out a review of the carrying value of its vessels, drilling rig and long-term investments at September 30, 2012, and concluded that none of the Company’s asset values were impaired at that date.
The review of the carrying value of long-lived assets as at December 31, 2011 indicated that none of the Company’s asset values were impaired at that date.

Derivatives
Interest rate and currency swaps
The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal.
The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company also enters into a combination of interest and currency swaps (“cross currency interest rate swaps”). The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company’s swaps, the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under FASB ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.
Drydocking provisions
Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the “expense as incurred” method.
New Accounting Pronouncements
Changes in accounting pronouncements adopted in the current period:
Accounting Standards Update (“ASU”) 2011-2, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring. The application of this guidance has not had any impact on the Company.
ASU 2011-3, Transfers and Services (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. There is no impact on the Company as a result of this guidance.
ASU 2011-4, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Many of the changes here are clarifications of existing guidance or wording changes to align with IFRS 13. Changes to ASU 2011-4 have been adopted in fair value measurement and disclosures.
ASU 2011-5, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU requires all non-owner changes in stockholders’ equity to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The application of this guidance has been temporarily deferred as a result of the ASU 2011-12 Comprehensive income (220) update.
ASU 2011-8, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU gives an entity the option in its annual goodwill impairment test to first assess revised qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. There is no impact on the Company as a result of this guidance.
ASU 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. In order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company’s disclosures.

ASU 2012-2, Intangibles – Goodwill and Other (Topic 350). This ASU will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. There is no impact on the Company as a result of this guidance.

AVAILABLE FOR SALE SECURITIES	9 Months Ended
Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
AVAILABLE FOR SALE SECURITIES
AVAILABLE FOR SALE SECURITIES
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	September 30, 2012	December 31, 2011
Amortized cost	39,935	23,651
Accumulated net unrealized gain/ (loss)	424	(327)
Carrying value	40,359	23,324

The Company's investment in marketable securities consists of investments in secured notes which mature between 2015 and 2016. The net unrealized accumulated gain on available-for-sale securities included in other comprehensive income as at September 30, 2012 was $0.4 million (December 31, 2011: net unrealized loss of $0.3 million).

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	9 Months Ended
Sep. 30, 2012
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
Most of the Company’s double-hull Very Large Crude Carriers (“VLCCs”), Suezmaxes and oil/bulk/ore carriers (“OBOs”) are chartered to Frontline Shipping Limited (“Frontline Shipping”) and Frontline Shipping II Limited (“Frontline Shipping II”) on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately two to 14 years. Frontline Shipping and Frontline Shipping II are subsidiaries of Frontline Ltd. (“Frontline”), a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term.
Two of the Company’s offshore supply vessels are chartered on long-term bareboat charters to DESS Cyprus Limited, a wholly owned subsidiary of Deep Sea Supply Plc. (“Deep Sea”), a related party. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.
As of September 30, 2012, 29 of the Company’s assets were accounted for as direct financing leases, all of which are leased to related parties. In addition, two of the Company’s Suezmax tankers leased to non-related parties, Glorycrown and Everbright, were accounted for as sales-type leases.
The following lists the components of the investments in direct financing and sales-type leases as at September 30, 2012, of which Glorycrown and Everbright accounted for $95.0 million (December 31, 2011: $99.2 million).
:

(in thousands of $)	September 30, 2012	December 31, 2011
Total minimum lease payments to be received	2,025,626	2,181,586
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(571,941)	(629,397)
Net minimum lease payments receivable	1,453,685	1,552,189
Estimated residual values of leased property (un-guaranteed)	346,478	352,328
Less: unearned income	(452,983)	(503,921)
	1,347,180	1,400,596
Less: deferred deemed equity contribution	(156,868)	(164,471)
Less: unamortized gains	(15,368)	(16,065)
Total investment in direct financing and sales-type leases	1,174,944	1,220,060

Current portion	58,753	60,160
Long-term portion	1,116,191	1,159,900
	1,174,944	1,220,060

INVESTMENT IN ASSOCIATED COMPANIES	9 Months Ended
Sep. 30, 2012
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES
At September 30, 2012, September 30, 2011 and December 31, 2011, the Company has the following participation in investments that are recorded using the equity method:

	September 30, 2012	September 30, 2011	December 31, 2011
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	100.00%	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	100.00%	100.00%	100.00%
Rig Finance II Limited (“Rig Finance II”)	—	—	—

Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of September 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	210,648	3,431	3,385	—	61,559	142,273
Non-current assets	1,526,493	—	—	—	497,396	1,029,097
Total assets	1,737,141	3,431	3,385	—	558,955	1,171,370
Current liabilities	542,990	—	—	—	415,934	127,056
Non-current liabilities	974,244	—	—	—	72,001	902,243
Total Liabilities	1,517,234	—	—	—	487,935	1,029,299
Total stockholders’ equity	219,907	3,431	3,385	—	71,020	142,071

	As of December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	225,958	1,751	1,690	—	86,641	135,876
Non-current assets	1,663,530	—	—	—	535,967	1,127,563
Total assets	1,889,488	1,751	1,690	—	622,608	1,263,439
Current liabilities	201,355	20	4	—	77,282	124,049
Non-current liabilities	1,518,295	—	—	—	494,224	1,024,071
Total Liabilities	1,719,650	20	4	—	571,506	1,148,120
Total stockholders’ equity	169,838	1,731	1,686	—	51,102	115,319
Summarized statement of operations information of the Company’s equity method investees is as follows:

	9 months ended September 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	113,301	14,621	14,678	—	31,229	52,773
Net operating revenues	87,323	1,699	1,698	—	31,167	52,759
Net income	33,328	1,699	1,698	—	8,359	21,572

	9 months ended September 30, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	116,496	9,750	9,378	3,550	35,606	58,212
Net operating revenues	99,628	1,157	1,112	3,545	35,604	58,210
Net income	39,317	1,157	1,112	2,815	9,805	24,428

	Year ended December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	155,514	14,499	14,108	3,550	46,771	76,586
Net operating revenues	130,311	1,731	1,686	3,544	46,767	76,583
Net income	50,902	1,731	1,686	2,818	12,806	31,861

SFL West Polaris is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. (“Seadrill Polaris”), a wholly owned subsidiary of Seadrill Limited (“Seadrill”) whose performance under the leasing arrangement is fully guaranteed by Seadrill. In July 2008, SFL West Polaris entered into a $700.0 million term loan facility and at September 30, 2012, the balance outstanding under this facility was $411.5 million. The Company guaranteed $70.0 million of this debt at September 30, 2012. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris has a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expires in 2023.
SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. (“Seadrill Deepwater”) and Seadrill Offshore AS (“Seadrill Offshore”), two wholly owned subsidiaries of Seadrill whose performances under the leasing arrangements are fully guaranteed by Seadrill. In September 2008, SFL Deepwater entered into a $1,400.0 million term loan facility and at September 30, 2012 the balance outstanding under this facility was $851.3 million. The Company guarantees $200.0 million of this debt. The rigs are chartered on a bareboat basis and the terms of the charter provide the charterers with various call options to acquire the rigs at certain dates throughout the charters. In addition, there is an obligation for the charterers to purchase the rigs at fixed prices at the end of the charters, which expire in 2023.
Rig Finance II was a 100% owned subsidiary of Ship Finance, incorporated in 2007 for the purpose of holding a jack-up drilling rig and leasing that rig to Seadrill Prospero Limited. The rig was chartered on a bareboat basis and the terms of the charter initially provided the charterer with various call options to acquire the rig at certain dates throughout the charter. In May 2011, the charterer advised the Company of its intention to exercise its option to acquire the rig at the option price of $133.1 million, and the transaction was effected in June 2011 as a sale of Rig Finance II. The Company recorded a gain of $4.1 million on the sale, which is presented as “Gain on sale of investment in associated company”. The acquisition of the rig in 2007 was partly financed by a $170 million term loan facility entered into by Rig Finance II, of which $20 million was guaranteed by Ship Finance. The Company has agreed to continue to provide this $20 million guarantee until the loan facility is fully repaid by Rig Finance II, against a guarantee fee receivable from its parent company, Seadrill and with full indemnification by Seadrill.
Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 twenty-foot equivalent unit (“TEU”) container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing those vessels out on time charter basis to CMA CGM. The vessels are owned by unrelated third party entities, formed specially to acquire them from CMA CGM. The vessels, each of which cost its owner $171 million, were financed by a consortium of lenders through a French tax lease structure, including investment loans from Ship Finance of $25 million per vessel, which earn a fixed rate of interest and are shown under “Loans to others, long-term”, and senior secured loan financings of $60 million per vessel provided by financial institutions. Ship Finance has provided a guarantee for the senior secured loan relating to one of the vessels, which is secured by a first priority mortgage. At the end of their 15 year lease terms, CMA CGM has fixed price options to buy the vessels from Bluelot and Corte Real, who in turn have options to buy the vessels at the same prices from the vessel owners. In addition, CMA CGM has options to acquire each of the vessel-owning entities for $2.6 million on January 1, 2014, 2015, 2016, 2017 or 2018. If an option to acquire a vessel-owning entity is exercised, the provisions and obligations of the corresponding financing and lease agreements will no longer be applied. Because CMA CGM has options to acquire the vessel-owning entities and effectively terminate the agreements, it has been determined that Bluelot and Corte Real are variable interest entities in which Ship Finance is not the primary beneficiary.
These entities are being accounted for using the equity method as it has been determined that Ship Finance is not their primary beneficiary under ASC 810.

LONG-TERM DEBT	9 Months Ended
Sep. 30, 2012
Long-term Debt, by Current and Noncurrent [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

(in thousands of $)	September 30, 2012	December 31, 2011
Long-term debt:
8.5% Senior Notes due 2013, net	274,209	274,209
NOK500 million senior unsecured floating rate bonds due 2014, net	76,247	74,583
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022	1,375,075	1,436,672
	1,850,531	1,910,464
Less: current portion of long-term debt	(220,051)	(150,342)
	1,630,480	1,760,122

The outstanding debt as of September 30, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31

2012 (remaining three months)	36,719
2013	490,294
2014	305,374
2015	365,761
2016	177,172
Thereafter	475,211
Total debt	1,850,531

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) was 4.15% per annum at September 30, 2012 (December 31, 2011: 4.51%). This rate takes into consideration the effect of related interest rate swaps. At September 30, 2012, the three month US$ London Interbank Offered Rate, or LIBOR, was 0.36% (December 31, 2011: 0.58%) and the Norwegian Interbank Offered Rate, or NIBOR, was 1.97% (December 31, 2011: 2.89%).
The following table summarizes the amounts available for drawdown under the Company’s loan facilities as at September 30, 2012.

	As of September 30, 2012
(in millions of $)	Utilized	Available
Loan facilities secured with mortgages on vessels and rig including newbuildings	1,309.1	19.2
Loan facilities secured against 8.5% Senior Notes held as treasury notes	66.0	—
Loan facilities secured against investment in securities	—	11.6
Unsecured borrowings:
8.5% Senior Notes due 2013	274.2	—
NOK500 million senior unsecured bonds due 2014	76.2	—
3.75% senior unsecured convertible bonds due 2016	125.0	—
	1,850.5	30.8

As of September 30, 2012, $11.6 million of a $55.0 million secured securities facility was available for borrowing based on 50% of the market value of the Company’s investment in certain marketable securities, in addition to the $19.2 million available under bank loan facilities secured with mortgages on vessels.
8.5% Senior Notes due 2013
On December 15, 2003, the Company issued $580 million of 8.5% senior notes. Interest on the notes is payable in cash semi-annually in arrears on June 15 and December 15. The notes were not redeemable prior to December 15, 2008, except in certain circumstances. After this date the Company may redeem notes at redemption prices which reduced from an initial redemption price of 104.25% to a redemption price of 100% from December 15, 2011, onwards.
In 2004, 2005 and 2006, the Company bought back and cancelled notes with an aggregate principal amount of $130.9 million. No notes were bought in 2007 and 2008. In 2009, 2010 and 2011 the Company purchased notes with principal amounts totalling $148.0 million, $5.0 million and $21.9 million, respectively, which are being held as treasury notes and against which certain borrowings are secured (see below). Gains of $20.6 million and $0.5 million were recorded on the purchases in 2009 and 2011, respectively, and a loss of $13,000 was recorded on the purchases in 2010. The net amount outstanding at September 30, 2012, was $274.2 million (December 31, 2011: $274.2 million).

NOK500 million senior unsecured bonds due 2014
On October 7, 2010, the Company issued a senior unsecured bond loan totalling NOK500.0 million in the Norwegian credit markets. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on April 7, 2014. The bonds may, in their entirety, be redeemed at the Company’s option from October 7, 2013, until April 6, 2014, upon giving bondholders at least 30 days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totalling NOK40.5 million in 2010, NOK13.0 million in 2011 and NOK10.0 million in the nine months ended September 30, 2012, which are being held as treasury bonds. The net amount outstanding at September 30, 2012, was NOK436.5 million, equivalent to $76.2 million (December 31, 2011: NOK446.5 million, equivalent to $74.6 million).
3.75% senior unsecured convertible bonds due 2016
On February 8, 2011, the Company issued a senior unsecured convertible bond loan totalling $125 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $21.73. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.
$210 million secured term loan facility
In April 2006, five wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels, which serve as the security for this facility. The loan agreement was amended and restated in April 2012 in connection with the termination of the original charters of the vessels to Horizon Lines, LLC (“Horizon Lines”). The facility is non-recourse to Ship Finance International Limited, as the holding company does not guarantee this debt. However, as part of the amended agreement, Ship Finance will now indirectly guarantee that the revenues received by the vessel-owning subsidiaries over the remaining term of the loan will achieve certain minimum levels for each vessel, with a financial guarantee limited to $25 million in aggregate. The facility bears interest at LIBOR plus a margin and has a term of twelve years from the date of drawdown for each vessel. The net amount outstanding at September 30, 2012, was $174.8 million (December 31, 2011: $175.0 million).
$149 million secured term loan facility
In August 2007, five wholly-owned subsidiaries of the Company entered into a $149 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels, which served as the security for this facility. One of the vessels was sold in January 2008 and the loan facility is currently secured by the remaining four vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at September 30, 2012, was $84.5 million (December 31, 2011: $90.8 million).
$77 million secured term loan facility
In January 2008, two wholly-owned subsidiaries of the Company entered into a $77 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels, which also serve as the security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at September 30, 2012, was $47.1 million (December 31, 2011: $51.9 million).
$30 million secured revolving credit facility
In February 2008, a wholly-owned subsidiary of the Company entered into a $30 million secured revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of a 1,700 TEU container vessel, which also serves as security for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at September 30, 2012 was $7.0 million (December 31, 2011: $9.0 million).
$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49 million secured term loan facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers, which also serve as the security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of ten years. In June 2011, the terms of the facility were amended such that part of the loan was transformed into a revolving credit facility. The net amount outstanding at September 30, 2012, was $29.9 million (December 31, 2011: $33.3 million).
$58 million secured revolving credit facility
In September 2008, two wholly-owned subsidiaries of the Company entered into a $58 million secured revolving credit facility with a syndicate of banks. The borrowings under this facility are secured by two 1,700 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at September 30, 2012, was $23.0 million (December 31, 2011: $33.6 million).
$60 million secured term loan facility
In June 2009, a wholly-owned subsidiary of the Company entered into a $60 million secured term loan facility with a bank. Borrowings under this facility were used to partly fund the purchase of 8.5% Senior Notes issued by the Company, which are being held as treasury notes and provide the security for this facility. The facility bears interest at LIBOR plus a margin and matures in January 2013. The net amount outstanding at September 30, 2012, was $43.8 million (December 31, 2011: $46.5 million).
$30 million secured term loan facility
In June 2009, a wholly-owned subsidiary of the Company entered into a $30 million secured term loan facility with a bank. The proceeds of the facility were used to partly fund the purchase of 8.5% Senior Notes issued by the Company, which are being held as treasury notes and provide the security for this facility. The facility bears interest at LIBOR plus a margin and matures in January 2013. The net amount outstanding at September 30, 2012, was $22.2 million (December 31, 2011: $23.5 million).
$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured by a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of approximately 5 years. The net amount outstanding at September 30, 2012, was $35.5 million (December 31, 2011: $37.6 million).
$725 million secured term loan and revolving credit facility
In March 2010, the Company entered into a $725 million secured term loan and revolving credit facility with a syndicate of banks that was secured by 26 vessels chartered to Frontline. Three of these vessels were sold in 2011 and one in 2012, and as at September 30, 2012, the facility was secured by the remaining 22 vessels. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years. At September 30, 2012, the available amount under the facility was fully drawn. The net amount outstanding at September 30, 2012, was $385.7 million (December 31, 2011: $439.8 million).
$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured by a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at September 30, 2012, was $35.5 million (December 31, 2011: $37.6 million).
$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $54 million secured term loan facility with a bank, secured by two Supramax drybulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at September 30, 2012, was $46.8 million (December 31, 2011: $49.8 million).

$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured by a jack-up drilling rig. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at September 30, 2012, was $80.0 million (December 31, 2011: $87.5 million).
$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured by three newbuilding Supramax drybulk carriers, two of which were delivered in 2011 and one which was delivered in 2012. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at September 30, 2012, was $69.9 million (December 31, 2011: $64.7 million).
$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is a Chinese export credit and is supported by China Export & Credit Insurance Corporation, or SINOSURE, who has provided an insurance policy in favour of the banks for part of the outstanding loan. The facility is secured by a newbuilding 1,700 TEU container vessel, which was delivered in 2010, and seven newbuilding Handysize drybulk carriers, five of which have been delivered as at September 30, 2012. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. At September 30, 2012, approximately $34.0 million of the facility was undrawn, relating to the two vessels not yet delivered, of which $15.6 million was available for drawdown. The net amount outstanding at September 30, 2012, was $125.3 million (December 31, 2011: $96.8 million).
$55 million secured securities financing agreement
In June 2011, the Company entered into a $55 million securities financing agreement with a bank. The facility may be used to fund up to 50% of the acquisition cost of securities we may acquire from time to time. The facility bears interest at US Federal funds rate plus a margin and will be secured against the relevant securities. The facility had not been utilized as at September 30, 2012.
$167 million secured term loan and revolving credit facility
In July 2011, five wholly-owned subsidiaries entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks. The proceeds of the facility were used to refinance a $350 million senior and junior secured term loan facility entered into in 2005, which matured in June 2012. The facility bears interest at LIBOR plus a margin, has a term of six years from drawdown, and is secured by five double-hull VLCCs vessels. At September 30, 2012, $3.6 million of the available amount under the facility was undrawn. The net amount outstanding at September 30, 2012, was $136.4 million (December 31, 2011: $nil).
$184 million secured term loan facility
In March 2012, four wholly-owned subsidiaries of the Company entered into a $184 million secured term loan facility with a bank, secured by four newbuilding container vessels, which are expected to be delivered in 2013 and 2014. The facility bears interest at LIBOR plus a margin and has a term of approximately twelve years from delivery of each vessel. At September 30, 2012, $156.4 million of the facility was undrawn. The net amount outstanding at September 30, 2012, was $27.6 million (December 31, 2011: $nil).

The Company’s loan agreements contain certain financial covenants and require it to provide security to its lenders in the form of pledged assets. In general, the main financial covenants contained in the Company’s loan agreements provide limitations on the amount of its total borrowings and secured debt and include provisions that require it to (i) provide additional security or prepay certain amounts in the event the fair market value of the vessels securing a facility is less than an applicable percentage ranging between 100% to 140% of the principal amount outstanding under such facility; (ii) maintain available cash on a consolidated basis of not less than $25 million; (iii) maintain positive working capital on a consolidated basis; and (iv) maintain a ratio of total liabilities to adjusted total assets of less than 0.80.
The main security provided under the secured credit facilities include (i) guarantees from subsidiaries, as well as instances where the Company guarantees all or part of the loans; (ii) a first priority pledge over all shares of the relevant asset owning subsidiaries; (iii) a first priority mortgage over the relevant collateral assets which includes all of the vessels and the drilling units that are currently owned by the Company; and (iv) a first priority security interest over all earnings and proceeds of insurance with respect to the assets in the relevant asset owning subsidiaries. The main covenants for the outstanding bonds include customary provisions limiting certain payments, including the payment of dividends and the incurrence of certain debt.
As of September 30, 2012, the Company was in compliance with all of the covenants in its debt and bond agreements.

FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK500 million senior unsecured bonds due 2014. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are Nordea Bank Finland Plc, HSH Nordbank AG, ABN AMRO Bank N.V., BNP Paribas, Bank of Scotland plc, NIBC Bank N.V., Scotiabank Europe Plc, DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Lloyds TSB Bank Plc, Commerzbank AG, The Royal Bank of Scotland plc, Credit Agricole Corporate and Investment Bank, Danske Bank A/S and Swedbank AB (publ). Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are all banks, majority of which have provided the Company with loans to which the swaps relate.
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	September 30, 2012	December 31, 2011
Designated derivative instruments - Assets:
Interest rate swaps	—	—
Cross currency interest rate swaps	730	—
Non-designated derivative instruments - Assets:
Interest rate swaps	—	—
Cross currency interest rate swaps	278	—
Swaptions	—	—
	1,008	—

(in thousands of $)	September 30, 2012	December 31, 2011
Designated derivative instruments - Liabilities:
Interest rate swaps	90,168	70,071
Cross currency interest rate swaps	—	2,012
Non-designated derivative instruments - Liabilities:
Interest rate swaps	1,522	1,445
Cross currency interest rate swaps	—	97
Swaptions	—	6,245
	91,690	79,870

Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At September 30, 2012, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, which are all hedges against specific loans.

(in thousands of $)
Notional Principal as at September 30, 2012	Inception date	Maturity date	Fixed interest rate

326,316 (reducing to 122,632)	March 2010	March 2015	1.96% - 2.22%
174,848 (reducing to 153,804)	April 2006	May 2019	3.67% - 6.00%
84,500 (remaining at 69,713)	September 2007	September 2014	4.85%
40,040 (reducing to 24,794)	March 2008	August 2018	4.05% - 4.15%
46,841 (reducing to 23,394)	April 2011	December 2018	2.13% - 2.80%
46,601 (reducing to 22,114)	May 2011	January 2019	1.70% - 2.58%
100,000 (remaining at 100,000)	August 2011	August 2021	2.50% - 2.93%
13,800 (increasing to 39,100)	May 2012	May 2022	1.80% - 1.85%
9,200 (increasing to 40,633)	June 2012	August 2022	1.76% - 1.78%
84,594 (equivalent to NOK500 million)	October 2010	April 2014	5.32%*

*    This swap relates to the NOK500 million senior unsecured bonds due 2014, and the 5.32% fixed interest rate paid is exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

As at September 30, 2012, the total notional principal amount subject to such swap agreements was $926.7 million (December 31, 2011: $1,070.7 million).
Foreign currency risk management
In September, 2010, the Company entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK500 million	$84.6	million	August 2010	April 2014

Apart from the NOK500 million senior unsecured bonds due 2014, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.
Fair Values
The carrying value and estimated fair value of the Company’s financial assets and liabilities at September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012	September 30, 2012	December 31, 2011	December 31, 2011
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Cash and cash equivalents	66,818	66,818	94,915	94,915
Available for sale securities	40,359	40,359	23,324	23,324
NOK500 million senior unsecured bonds due 2014	76,247	75,436	74,583	63,769
8.5% Senior Notes due 2013	274,209	274,552	274,209	264,269
3.75% unsecured convertible bonds due 2016	125,000	107,190	125,000	84,876
Derivatives:
Interest rate/ currency swap contracts - long-term receivables	1,008	1,008	—	—
Interest rate/ currency swap contracts - long-term payables	91,690	91,690	79,870	79,870

The above long-term receivables and payables relate to interest rate swap contracts at September 30, 2012 with most of the balance relating to designated hedging instruments. During the nine months ended September 30, 2012, certain non-designated options to extend interest rate swap agreements ("swaptions") were exercised by the counter parties and a gain of $6.2 million was recognized in the statement of operations. At September 30, 2012, the Company was not party to any swaption agreements. The payable balance at December 31, 2011 includes $6.2 million of non-designated swaptions with most of the remaining balance relating to designated hedges.
In accordance with the accounting policy relating to interest rate and currency swaps (see Note 1 “Derivatives – Interest rate and currency swaps”), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the consolidated statement of operations.

The above fair values of financial assets and liabilities are measured as follows:

		Fair value measurements using
(in thousands of $)	September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	66,818	66,818
Available for sale securities	40,359	23,226		17,133
Interest rate/ currency swap contracts - long-term receivables	1,008	1,008
Total assets	108,185	91,052	—	17,133
Liabilities:
NOK500 million senior unsecured bonds due 2014	75,436	75,436
8.5% Senior Notes due 2013	274,552	274,552
3.75% unsecured convertible bonds due 2016	107,190	107,190
Interest rate swap contracts - long-term payables	91,690	91,690
Total liabilities	548,868	548,868	—	—

FASB ASC Topic 820 “Fair Value Measurement and Disclosures” emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).
Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.
The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value. Available for sale securities are recorded at fair value, being their market value as at September 30, 2012.
The carrying value of the Company’s investment in available securities at September 30, 2012, includes $17.1 million of second lien notes issued by Horizon Lines, as part of the termination compensation for the early termination of five bareboat charter agreements. The second lien notes have a face value of $43 million and will mature in October 2016. The notes are senior and secured debt, ranking on a second priority basis over the assets of Horizon Lines and earn interest at 13% per annum if paid in cash, 14% per annum if paid 50/50 in cash and newly issued notes and 15% per annum if paid in newly issued notes only.
The notes are not quoted in any active markets and the valuation was principally based on level 3 inputs. In estimating the market value of the notes, management considered factors including the liquidity of the notes, fair value of similar instruments, expected cash flows from interest and redemption and the impaired credit rating of the issuer. The estimated fair value of the notes at initial recognition in April 2012, was 40% of the face value of the notes, $16.0 million. Accrued interest of $2.8 million, receivable in newly issued notes is also recognised at 40% of the face value of the notes, $1.1 million.
Subsequent to initial recognition, there were no fair value changes in the period to September 30, 2012. The initial fair value of the notes ($16.0 million) was included in the determination of the gain on termination of the bareboat charters which is reported in the statement of operations under the heading, “gain on sale of assets and termination of charters”. The fair value of the accrued interest to be received in newly issued notes ($1.1 million) is reported in the statement of operations under the heading, “interest income- other”.

The estimated fair values for the 8.5% fixed rate Senior Notes, the floating rate NOK bonds and the 3.75% unsecured convertible bonds are based on the quoted market prices.
The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at September 30, 2012.
Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken (publ) AB NUF, ABN AMRO N.V., DNB Bank ASA and Nordea Bank ASA. However, the Company believes this risk is remote.
Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a major proportion of our operating revenues. In the nine months ended September 30, 2012, Frontline accounted for approximately 57% of our operating revenues (for the nine months ended September 30, 2011: 59%, for the year ended December 31, 2011: 56%). There is thus a concentration of revenue risk with Frontline.

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	9 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
Authorized share capital is as follows:

(in thousands of $, except share data)	September 30, 2012	December 31, 2011
125,000,000 common shares of $1.00 par value each	125,000	125,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	September 30, 2012	December 31, 2011
79,225,000 common shares of $1.00 par value each (December 31, 2011: 79,125,000 shares)	79,225	79,125

The Company’s common shares are listed on the New York Stock Exchange.
In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the “Option Scheme”). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital.
The Company has accounted for the acquisition of vessels from Frontline at Frontline’s historical carrying value. The difference between the historical carrying values and the net investment in the leases has been recorded as a deferred deemed equity contribution, which is presented as a reduction in net investment in direct financing leases in the balance sheet. This accounting treatment arises from the related party nature of both the initial transfer of the vessels and the subsequent leases. The deferred deemed equity contribution is amortized to contributed surplus over the life of the lease arrangements, as lease payments are applied to the principal balance of the lease receivable. In the nine months ended September 30, 2012, the Company has credited contributed surplus with $7.6 million of such deemed equity contributions (year ended December 31, 2011: $16.2 million).

SHARE OPTION PLAN	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN
The Company operates a share option plan which was approved in November 2006 and expires in November 2016. Options are awarded at the discretion of the Board of Directors to directors and key employees. The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company per share in the period from the date of grant until the date the option is exercised, provided the subscription price never shall be reduced below the par value of the share. Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date vest over a period of one to three years and have a five year term. There is no maximum number of shares authorized for awards of equity share options, and authorized unissued shares of Ship Finance, treasury shares held by the Company or cash may be used to satisfy exercised options.
During the nine months ended September 30, 2012, two employees exercised their option to acquire 260,000 shares of the Company. 100,000 shares were issued in respect of the exercised options and, at the discretion of the Board of Directors, the Company paid the employees $1.5 million in lieu of issuing the remaining 160,000 shares.
No options were granted in the nine months ended September 30, 2012.
As of September 30, 2012 there was $0.4 million in unrecognized compensation costs related to non-vested options granted under the Options Scheme (December 31, 2011: $1.3 million). This cost will be recognized over the remaining vesting periods, which average 12 months.

EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The computation of basic EPS is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	9 months ended September 30,		Year ended December 31,
(in thousands of $)	2012	2011	2011
Basic:
Net income available to stockholders	134,737	101,019	131,175
Diluted:
Net income available to stockholders	134,737	101,019	131,175
Interest paid on convertible bonds	3,503	2,995	4,180
	138,240	104,014	135,355

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	9 months ended September 30,		Year ended December 31,
(in thousands)	2012	2011	2011
Basic earnings per share:
Weighted average number of common shares outstanding	79,193	79,125	79,125
Diluted earnings per share:
Weighted average number of common shares outstanding	79,193	79,125	79,125
Effect of dilutive share options	133	236	286
Effect of dilutive convertible debt	4,621	4,079	4,216
	83,947	83,440	83,627

RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company, which was formed in 2003 as a wholly-owned subsidiary of Frontline, was partially spun-off in 2004 and its shares commenced trading on the New York Stock Exchange in June 2004. A significant proportion of the Company’s business continues to be transacted with Frontline and the Frontline Charterers (collectively Frontline Shipping, Frontline Shipping II and Frontline Shipping III Limited), and the following other related parties, being companies in which our principal shareholders Hemen Holding Ltd. and Farahead Investment Inc. (hereafter jointly referred to as “Hemen”) and companies associated with Hemen have a significant interest:
•Seadrill
•Golden Ocean Group Limited (“Golden Ocean”)
•Deep Sea
•Golar LNG Limited (“Golar”)
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (Note 3):

(in thousands of $)	September 30, 2012	December 31, 2011
Amounts due from:
Frontline Charterers	39,943	8,356
Frontline	708	1,206
Seadrill	200	213
Other related parties	344	—
Total amount due from related parties	41,195	9,775
Loans to related parties - associated companies, long-term
SFL West Polaris	71,456	84,621
SFL Deepwater	163,707	189,563
Total loans to related parties - associated companies, long-term	235,163	274,184
Amounts due to:
Frontline Management	776	944
Bluelot	3,243	1,731
Corte Real	3,197	1,686
Deep Sea	—	—
Golar	51	53
Other related parties	228	7
Total amount due to related parties	7,495	4,421

SFL West Polaris, SFL Deepwater, Bluelot and Corte Real are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at September 30, 2012 (see Note 4). The amounts due to Bluelot and Corte Real are the balances on the current accounts between those companies and Ship Finance. As described below in “Related party loans”, at September 30, 2012 and December 31, 2011, the long-term loans from Ship Finance to SFL West Polaris and SFL Deepwater are presented net of their respective current accounts.
Related party leasing and service contracts
As at September 30, 2012, 27 of the Company’s vessels which were leased to the Frontline Charterers and two of its offshore supply vessels which were leased to a subsidiary of Deep Sea have been recorded as direct financing leases. In addition, at September 30, 2012, two vessels were leased to the Frontline Charterers and four offshore supply vessels were leased to subsidiaries of Deep Sea under operating leases.
At September 30, 2012, the combined balance of net investments in direct financing leases with the Frontline Charterers and Deep Sea was $1,252.2 million (December 31, 2011: $1,301.4 million) of which $52.8 million (December 31, 2011: $54.4 million) represents short-term maturities.

At September 30, 2012, the net book value of assets leased under operating leases to the Frontline Charterers and Deep Sea was $144.2 million (December 31, 2011: $166.3 million).
A summary of leasing revenues earned from the Frontline Charterers and Deep Sea is as follows:

	9 months ended	9 months ended	Year ended
Payments (in millions of $)	September 30, 2012	September 30, 2011	December 31, 2011
Operating lease income	15.9	16.7	21.9
Direct financing lease interest income	44.7	74.2	97.8
Finance lease service revenue	49.4	53.1	70.0
Direct financing lease repayments	40.1	71.3	199.5

On December 30, 2011, amendments were made to the charter agreements with Frontline Shipping and Frontline Shipping II, which at the time related to 28 vessels accounted for as direct financing leases. In terms of the amending agreements, the Company received a compensation payment of $106 million and agreed to a $6,500 per day reduction in the time charter rate of each vessel for the period January 1, 2012, to December 31, 2015. Thereafter, the charter rates revert to the previously agreed daily amounts.
It was agreed that during the period of the temporary reduction in charter rates, Frontline Shipping and Frontline Shipping II will pay the Company 100% of the earnings on a time-charter equivalent basis above the temporarily reduced time charter rates, subject to a maximum of $6,500 per day for each vessel from January 1, 2012 until December 31, 2015 (the “cash sweep”). The cash sweep for any full year is payable in March of the following year.
During the nine months ended September 30, 2012, the Company accrued revenues of $40.1 million (September 30, 2011: $nil) under the cash sweep agreement.
Prior to December 31, 2011, Frontline Shipping and Frontline Shipping II paid the Company profit sharing of 20% of their earnings on a time-charter equivalent basis from their use of the Company’s fleet above average threshold charter rates each fiscal year. The amended charter agreements increased the profit sharing percentage from 20% to 25% for earnings above the original base rates from January 1, 2012 onwards. Of the $106 million compensation payment received; $50 million represents a non-refundable advance relating to the 25% profit sharing agreement. During the nine months ended September 30, 2012, the Company would have accrued $nil (September 30, 2011: $0.8 million) of the 25% profit share agreement, and $50 million of profit share will need to accumulate before the 25% profit share revenues are recognized in the consolidated accounts.
In the event that vessels on charter to the Frontline Charterers are agreed to be sold, the Company may either pay or receive compensation for the termination of the lease. In March 2012, the single-hull VLCC Titan Orion (ex Front Duke) was sold and its lease cancelled, with agreed termination fee of $9.2 million paid to Frontline. In July 2012, the OBO carrier Front Rider was sold and its lease cancelled, with agreed termination fee of $0.4 million received from Frontline.
As at September 30, 2012, the Company was owed a total of $39.9 million (December 31, 2011: $8.4 million) by the Frontline Charterers in respect of leasing contracts and profit sharing agreements.
As at September 30, 2012, the Company was owed $0.7 million (December 31, 2011: $1.2 million) by Frontline in respect of various items.
The vessels leased to the Frontline Charterers are on time charter terms and for each such vessel the Company pays a fixed management fee of $6,500 per day to Frontline Management (Bermuda) Ltd. (“Frontline Management”), a wholly owned subsidiary of Frontline. An exception to this arrangement is for any vessel leased to the Frontline Charterers which is sub-chartered on a bareboat basis, for which there is no management fee payable for the duration of the bareboat sub-charter. In the nine months ended September 30, 2012, the Company also had six container vessels, ten drybulk carriers operating on time charter and one container vessel for which charter is being sought, for which the supervision of the technical management was sub-contracted to Frontline Management. In the nine months ended September 30, 2012, management fees payable to Frontline Management amounted to $50.0 million (nine months ended September 30, 2011: $53.8 million; year ended December 31, 2011: $71.1 million).
In the nine months ended September 30, 2012, the Company had six container vessels and ten drybulk carriers operating on time charter, for which part of the operating management was sub-contracted to Golden Ocean. In the nine months ended September 30, 2012, management fees payable to Golden Ocean amounted to approximately $0.4 million (nine months ended September 30, 2011: $0.1 million; year ended December 31, 2011: $0.2 million). Management fees are classified as ship operating expenses in the consolidated statements of operations.
We pay a commission of 1% to Frontline Management in respect of all payments received in respect of the 5-year sales-type leases on the Suezmax tankers Glorycrown and Everbright. In the nine months ended September 30, 2012 we paid $93,000 to Frontline Management pursuant to this arrangement (nine months ended September 30, 2011: $93,000; year ended December 31, 2011: $124,000).
The Company also paid $0.4 million in the nine months ended September 30, 2012 (nine months ended September 30, 2011: $0.4 million; year ended December 31, 2011: $0.5 million) to Frontline Management for the provision of management and administrative services.
We pay fees to Frontline Management for the management supervision of some of our newbuildings, which in the nine months ended September 30, 2012 amounted to $1.4 million (nine months ended September 30, 2011: $2.4 million; December 31, 2011: year ended $3.1 million).
The Company paid $0.3 million in the nine months ended September 30, 2012 (nine months ended September 30, 2011: $0.3 million; year ended December 31, 2011: $0.5 million) to Frontline Management AS for the provision of office facilities in Oslo.
As at September 30, 2012, the Company owes Frontline Management and Frontline Management AS a combined total of $0.8 million (December 31, 2011: $0.9 million) for various items, including newbuilding supervision fees, technical supervision fees and office costs.
The Company paid $154,000 in the nine months ended September 30, 2012 (nine months ended September 30, 2011: $81,000; year ended December 31, 2011: $115,000) to Golar Management UK Limited, a subsidiary of Golar, for the provision of office facilities in London. At September 30, 2012, the Company owed Golar Management UK Limited $51,000 (December 31, 2011: $53,000).
The Company paid $13,000 in the nine months ended September 30, 2012, (nine months ended September 30, 2011: $32,000; year ended December 31, 2011: $40,000) to Seadrill Management (S) Pte Ltd, a subsidiary of Seadrill, for the provision of office facilities in Singapore.
Related party loans – associated companies
In 2010, Ship Finance entered into agreements with SFL West Polaris and SFL Deepwater granting fixed interest loans to them of $145.0 million and $290.0 million, respectively. These loans are repayable in full on July 11, 2023, and October 1, 2023, respectively, or earlier if the companies sell their drilling units. Ship Finance is entitled to take excess cash from these companies, and such amounts are recorded within their current accounts with Ship Finance. The loan agreements specify that the balance on the current accounts will have no interest applied and will be settled by offset against the eventual repayments of the fixed interest loans. In the nine months ended September 30, 2012, the Company accrued interest income on these loans of $4.9 million from SFL West Polaris (nine months ended September 30, 2011: $4.9 million; year ended December 31, 2011: $6.5 million) and $9.8 million from SFL Deepwater (nine months ended September 30, 2011: $9.8 million; year ended December 31, 2011: $13.1 million).
Related party purchases and sales of vessels – 2011
In June 2011, a subsidiary of Seadrill, to which the jack-up drilling rig West Prospero was chartered, exercised its option to purchase the rig at the fixed option price of $133.1 million. The rig was owned by Rig Finance II, a wholly-owned subsidiary of the Company accounted for using the equity method. The transaction was effected as a sale of Rig Finance II and a gain of $4.1 million was recorded on the sale (see Note 4).

COMMITMENTS AND CONTINGENT LIABILITIES	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES
Assets Pledged

(in millions of $)	September 30, 2012
Book value of consolidated assets pledged under ship mortgages	$2,209

The Company and its equity-accounted subsidiaries have funded their acquisition of vessels, jack-up rig and ultra deepwater drilling units through a combination of equity and long-term debt. Providers of such long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired. As at September 30, 2012, the Company ($1.8 billion) and its equity-accounted subsidiaries ($1.3 billion) had a combined outstanding indebtedness of $3.1 billion (December 31, 2011: $3.3 billion) under various credit facilities. All of the Company’s vessels and jack-up rig and the ultra deepwater drilling units of its equity-accounted subsidiaries have been pledged under mortgages in respect of this outstanding indebtedness.
Other Contractual Commitments
The Company has arranged insurance for the legal liability risks for its shipping activities with Assuranceforeningen SKULD, Assuranceforeningen Gard Gjensidig and Britannia Steam Ship Insurance Association Limited, all mutual protection and indemnity associations. On certain of the vessels insured, the Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.
Following the sale of Rig Finance II to Seadrill (see Note 4), the Company has agreed to continue providing a $20 million guarantee on the entity’s term loan facility until June 2013, or such earlier date as the term loan facility is repaid in full. The guarantee is fully indemnified by Seadrill.
The Company has provided a guarantee for the senior secured loan financing relating to the container vessel chartered-in by SFL Corte Real Limited, which is a wholly-owned subsidiary accounted for using the equity method (see Note 4). At September 30, 2012, the outstanding balance on the loan, which is secured by a first priority mortgage on the vessel, was $54.8 million (December 31, 2011: $56.9 million).
The Company has provided guarantees for the secured term loan facilities relating to SFL West Polaris and SFL Deepwater which are wholly-owned subsidiaries of the Company accounted for using the equity method. The Company’s (100%) share of their assets and liabilities which includes the balances of their loan facilities is presented on its balance sheet on a net basis within ‘Investment in associated companies’. As of September 30, 2012, the guarantees provided to the providers of these entities’ loan facilities were limited to $270 million (December 31, 2011: $280 million) on a combined basis. As of September 30, 2012, the combined outstanding balance of these entities’ loan facilities of $1.3 billion (December 31, 2011: $1.4 billion) was included in the determination of the carrying value of Company’s investment in associated companies.
At September 30, 2012, the Company had contractual commitments under newbuilding contracts totaling $213.0 million (December 31, 2011: $275.6 million).
There are no other contractual commitments at September 30, 2012.

CONSOLIDATED VARIABLE INTEREST ENTITIES	9 Months Ended
Sep. 30, 2012
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES
CONSOLIDATED VARIABLE INTEREST ENTITIES
The Company’s consolidated financial statements include nine variable interest entities, all of which are wholly-owned subsidiaries. These subsidiaries own vessels with existing charters during which related and third parties have fixed price options to purchase the respective vessels, at dates varying from January 2013 to January 2020. It has been determined that the Company is the primary beneficiary of these entities, as none of the purchase options are deemed to be at bargain prices and none of the charters include sales options.
At September 30, 2012, the vessels of two of these entities are accounted for as direct financing leases with a combined carrying value of $84.9 million, unearned lease income of $27.9 million and estimated residual values of $21.7 million. The outstanding loan balances in these two entities total $47.1 million, of which the short-term portion is $6.4 million.
The other seven fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets, with a total net book value at September 30, 2012, of $303.6 million. The outstanding loan balances in these entities total $194.4 million, of which the short-term portion is $20.9 million.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

In October 2012, the Company raised a net amount of approximately $89 million in a public offering issuing 6 million new shares.

In October 2012, the Company successfully placed a five year senior unsecured bond in the Norwegian credit market with an interest rate of NIBOR plus a margin of 5.0% per annum. The principal amount of the notes is NOK 600 million, or the equivalent of $105 million. The bond was drawn down in October 2012, with net proceeds to the Company of approximately $103.5 million. The Company has swapped all payments to USD with a fixed interest rate of 6.06% per annum.

In October 2012, the Company prepaid the $43.8 million outstanding under the $60 million secured term loan facility relating to its 8.5% Senior Notes, and the facility was cancelled.

In October 2012, the Company prepaid the $22.2 million outstanding under the $30 million secured term loan facility relating to its 8.5% Senior Notes, and the facility was cancelled.

In October and November 2012, we acquired two Japanese-built 6,500 car equivalent units car carriers built in 2005 and 2006, respectively. Both vessels have been time chartered to an investment grade logistics company, publicly listed in Asia. The charter period is five years for each vessel. In November 2012, we entered into a $53.2 million secured loan facility with a bank to part-finance the acquisition of the vessels, representing approximately 70% of the aggregate purchase price. The facility bears interest at LIBOR plus a margin, and has a term of five years from drawdown. The loan was drawn down in full in December 2012.

In October 2012, the OBO carrier Front Climber was delivered to its new owner. Net sales proceeds of approximately $8.9 million were received including a $0.6 million charter termination compensation payment from Frontline.

In November 2012, the OBO carrier Front Driver was delivered to its new owner. Net sales proceeds of approximately $9.6 million were received, including a $0.5 million charter termination compensation payment from Frontline.

In November 2012, we took delivery of the newbuilding Handysize drybulk carrier Western Houston, which immediately upon delivery from the shipyard commenced a three year time charter.

In November 2012, the non-double hull VLCC Front Lady was delivered to its new owner. Net sales proceeds of approximately $14.1 million were received, excluding $11.6 million of compensation payable to Frontline.

On November 29, 2012, the Board of Ship Finance declared a dividend of $0.39 per share in respect of the third quarter of 2012 and an additional accelerated dividend of $0.39 per share in respect of the fourth quarter of 2012. These dividends totaling $66.5 million were paid on December 28, 2012.

In December 2012, the Company announced that it has agreed to terminate the charters on the two remaining OBO carriers Front Viewer and Front Guider. We received approximately $23.5 million from Frontline as compensation for the early termination of the charters and the estimated loss of future cash sweep earnings relating to the two vessels. Front Viewer was sold and delivered to an unrelated third party in December 2012, with net sale proceeds of approximately $9.1 million. Front Guider is expected to be sold during 2013, and will remain on charter to Frontline until a sale is concluded.

In December 2012, the Company's equity accounted subsidiary SFL West Polaris entered into a $420 million secured term loan and revolving credit facility with a syndicate of banks. The proceeds of the facility will be used to refinance the outstanding amount under an existing $700 million facility, which matures in 2013. The facility bears interest at LIBOR plus a margin, and has a term of five years from drawdown, which is expected in the first quarter of 2013. The Company will provide a corporate guarantee of up to $100 million for this facility.

In January 2013, an employee of the Company exercised options to acquire 25,000 shares in the Company and 25,000 new shares were issued.

In January 2013, the non-double hull VLCC Edinburgh was delivered to its new owner. Net sales proceeds of approximately $18.8 million were received, excluding $7.8 million of compensation payable to Frontline.

Since October 1, 2012, the Company has purchased approximately $51.4 million of its 8.5% Senior Notes due 2013.

INTERIM FINANCIAL DATA (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Accounting
Basis of Accounting
The condensed consolidated financial statements are prepared in accordance with US GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated on consolidation.

Consolidation of variable interest entities
Consolidation of variable interest entities
A variable interest entity is defined in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810 “Consolidation” (“ASC 810”) as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.
ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.
We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investments in associated companies
Investments in associated companies
Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as “Investment in associated companies” and its share of the investees’ earnings or losses in the consolidated statements of operations as “Equity in earnings of associated companies”.

Use of accounting estimates
Use of accounting estimates
The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and expense recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues and profit sharing arrangements.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income over the period to which the receipt relates.
Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.
Any contingent elements of rental income, such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized.

Available for sale securities
Available for sale securities
Available for sale securities held by the Company consist of corporate bonds, which earn interest income. Any premium paid on acquisition is amortized over the life of the bond. Available for sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income.
Available for sale securities
Marketable debt securities held by the Company are considered to be available-for-sale and as such are recorded at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in shareholder's equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.

Vessels and equipment (including operating lease assets)
Vessels and equipment (including operating lease assets)
Vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years. These are common life expectancies applied in the shipping and offshore industries.
Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.
This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading “gain on sale of assets and termination of charters”.

Newbuildings
Newbuildings
The carrying value of vessels under construction (“newbuildings”) represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase instalments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Investment in Capital Leases
Investment in Capital Leases
Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time-chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.
For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between “lease interest income” and “repayment of investment in lease” in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as “lease service revenue”.

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, that is, the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.
If at any time the Company and its customer agree to change the provisions of a leasing arrangement, other than by renewing the lease or extending its term, in a manner that would have resulted in a different classification of the lease under the FASB ASC Topic 840 “Leases” (“ASC 840”) had such changed terms been in effect at lease inception, the revised agreement shall be considered as a new agreement over its term, and the new agreement would be assessed under ASC 840 to determine whether it is to be classified as either a capital lease or an operating lease.
If the provisions of a capital lease (sales-type or direct financing) are changed in a way that does not constitute a new agreement as described above, but changes the amount of the remaining minimum lease payments, the balance of the minimum lease payments receivable and the estimated residual value (if affected) will be adjusted to reflect the change and the net adjustment will be charged or credited to unearned income.
Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.
This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

Other Investments
Other Investments
Other long-term investments are initially recorded at cost or fair value using the best available value indicators. The Company currently has two such investments, one in warrants and one in shares, both of which are not publicly traded. When using this basis of valuation, the investments are carried at their initial value and the Company carries out regular reviews for possible impairment adjustments. Following such a review, an adjustment was made to the carrying value of these assets in 2012, which is reported in the consolidated statement of operations as “Long-term investment impairment charge”.

Deemed Equity Contributions
Deemed Equity Contributions
The Company has accounted for the acquisition of vessels from Frontline at Frontline’s historical carrying value. The difference between the historical carrying value and the net investment in the lease has been recorded as a deferred deemed equity contribution. This deferred deemed equity contribution is presented as a reduction in the net investment in direct financing leases in the balance sheet. This results from the related party nature of both the transfer of the vessel and the subsequent direct financing lease. The deferred deemed equity contribution is amortized as a credit to contributed surplus over the life of the new lease arrangement, as lease payments are applied to the principal balance of the lease receivable.

Impairment of long-lived assets
Impairment of long-lived assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. The Company carried out a review of the carrying value of its vessels, drilling rig and long-term investments at September 30, 2012, and concluded that none of the Company’s asset values were impaired at that date.
The review of the carrying value of long-lived assets as at December 31, 2011 indicated that none of the Company’s asset values were impaired at that date.

Derivatives
Derivatives
Interest rate and currency swaps
The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal.
The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal. The Company also enters into a combination of interest and currency swaps (“cross currency interest rate swaps”). The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company’s swaps, the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under FASB ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Drydocking provisions
Drydocking provisions
Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the “expense as incurred” method.

AVAILABLE FOR SALE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	September 30, 2012	December 31, 2011
Amortized cost	39,935	23,651
Accumulated net unrealized gain/ (loss)	424	(327)
Carrying value	40,359	23,324

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	9 Months Ended
Sep. 30, 2012
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at September 30, 2012, of which Glorycrown and Everbright accounted for $95.0 million (December 31, 2011: $99.2 million).
:

(in thousands of $)	September 30, 2012	December 31, 2011
Total minimum lease payments to be received	2,025,626	2,181,586
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(571,941)	(629,397)
Net minimum lease payments receivable	1,453,685	1,552,189
Estimated residual values of leased property (un-guaranteed)	346,478	352,328
Less: unearned income	(452,983)	(503,921)
	1,347,180	1,400,596
Less: deferred deemed equity contribution	(156,868)	(164,471)
Less: unamortized gains	(15,368)	(16,065)
Total investment in direct financing and sales-type leases	1,174,944	1,220,060

Current portion	58,753	60,160
Long-term portion	1,116,191	1,159,900
	1,174,944	1,220,060

INVESTMENT IN ASSOCIATED COMPANIES (Tables)	9 Months Ended
Sep. 30, 2012
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At September 30, 2012, September 30, 2011 and December 31, 2011, the Company has the following participation in investments that are recorded using the equity method:

	September 30, 2012	September 30, 2011	December 31, 2011
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	100.00%	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	100.00%	100.00%	100.00%
Rig Finance II Limited (“Rig Finance II”)	—	—	—

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of September 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	210,648	3,431	3,385	—	61,559	142,273
Non-current assets	1,526,493	—	—	—	497,396	1,029,097
Total assets	1,737,141	3,431	3,385	—	558,955	1,171,370
Current liabilities	542,990	—	—	—	415,934	127,056
Non-current liabilities	974,244	—	—	—	72,001	902,243
Total Liabilities	1,517,234	—	—	—	487,935	1,029,299
Total stockholders’ equity	219,907	3,431	3,385	—	71,020	142,071

	As of December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	225,958	1,751	1,690	—	86,641	135,876
Non-current assets	1,663,530	—	—	—	535,967	1,127,563
Total assets	1,889,488	1,751	1,690	—	622,608	1,263,439
Current liabilities	201,355	20	4	—	77,282	124,049
Non-current liabilities	1,518,295	—	—	—	494,224	1,024,071
Total Liabilities	1,719,650	20	4	—	571,506	1,148,120
Total stockholders’ equity	169,838	1,731	1,686	—	51,102	115,319
Summarized statement of operations information of the Company’s equity method investees is as follows:

	9 months ended September 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	113,301	14,621	14,678	—	31,229	52,773
Net operating revenues	87,323	1,699	1,698	—	31,167	52,759
Net income	33,328	1,699	1,698	—	8,359	21,572

	9 months ended September 30, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	116,496	9,750	9,378	3,550	35,606	58,212
Net operating revenues	99,628	1,157	1,112	3,545	35,604	58,210
Net income	39,317	1,157	1,112	2,815	9,805	24,428

	Year ended December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	155,514	14,499	14,108	3,550	46,771	76,586
Net operating revenues	130,311	1,731	1,686	3,544	46,767	76,583
Net income	50,902	1,731	1,686	2,818	12,806	31,861

LONG-TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2012
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of Long-Term Debt

(in thousands of $)	September 30, 2012	December 31, 2011
Long-term debt:
8.5% Senior Notes due 2013, net	274,209	274,209
NOK500 million senior unsecured floating rate bonds due 2014, net	76,247	74,583
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022	1,375,075	1,436,672
	1,850,531	1,910,464
Less: current portion of long-term debt	(220,051)	(150,342)
	1,630,480	1,760,122

Schedule of Maturities of Long-term Debt
The outstanding debt as of September 30, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31

2012 (remaining three months)	36,719
2013	490,294
2014	305,374
2015	365,761
2016	177,172
Thereafter	475,211
Total debt	1,850,531

Available for Drawdown Under Loan Facilities
The following table summarizes the amounts available for drawdown under the Company’s loan facilities as at September 30, 2012.

	As of September 30, 2012
(in millions of $)	Utilized	Available
Loan facilities secured with mortgages on vessels and rig including newbuildings	1,309.1	19.2
Loan facilities secured against 8.5% Senior Notes held as treasury notes	66.0	—
Loan facilities secured against investment in securities	—	11.6
Unsecured borrowings:
8.5% Senior Notes due 2013	274.2	—
NOK500 million senior unsecured bonds due 2014	76.2	—
3.75% senior unsecured convertible bonds due 2016	125.0	—
	1,850.5	30.8

FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as Cash Flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	September 30, 2012	December 31, 2011
Designated derivative instruments - Assets:
Interest rate swaps	—	—
Cross currency interest rate swaps	730	—
Non-designated derivative instruments - Assets:
Interest rate swaps	—	—
Cross currency interest rate swaps	278	—
Swaptions	—	—
	1,008	—

(in thousands of $)	September 30, 2012	December 31, 2011
Designated derivative instruments - Liabilities:
Interest rate swaps	90,168	70,071
Cross currency interest rate swaps	—	2,012
Non-designated derivative instruments - Liabilities:
Interest rate swaps	1,522	1,445
Cross currency interest rate swaps	—	97
Swaptions	—	6,245
	91,690	79,870

Schedule of interest rate swap transactions designated as hedges against specific loans
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At September 30, 2012, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, which are all hedges against specific loans.

(in thousands of $)
Notional Principal as at September 30, 2012	Inception date	Maturity date	Fixed interest rate

326,316 (reducing to 122,632)	March 2010	March 2015	1.96% - 2.22%
174,848 (reducing to 153,804)	April 2006	May 2019	3.67% - 6.00%
84,500 (remaining at 69,713)	September 2007	September 2014	4.85%
40,040 (reducing to 24,794)	March 2008	August 2018	4.05% - 4.15%
46,841 (reducing to 23,394)	April 2011	December 2018	2.13% - 2.80%
46,601 (reducing to 22,114)	May 2011	January 2019	1.70% - 2.58%
100,000 (remaining at 100,000)	August 2011	August 2021	2.50% - 2.93%
13,800 (increasing to 39,100)	May 2012	May 2022	1.80% - 1.85%
9,200 (increasing to 40,633)	June 2012	August 2022	1.76% - 1.78%
84,594 (equivalent to NOK500 million)	October 2010	April 2014	5.32%*

*    This swap relates to the NOK500 million senior unsecured bonds due 2014, and the 5.32% fixed interest rate paid is exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
In September, 2010, the Company entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK500 million	$84.6	million	August 2010	April 2014

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012	September 30, 2012	December 31, 2011	December 31, 2011
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Cash and cash equivalents	66,818	66,818	94,915	94,915
Available for sale securities	40,359	40,359	23,324	23,324
NOK500 million senior unsecured bonds due 2014	76,247	75,436	74,583	63,769
8.5% Senior Notes due 2013	274,209	274,552	274,209	264,269
3.75% unsecured convertible bonds due 2016	125,000	107,190	125,000	84,876
Derivatives:
Interest rate/ currency swap contracts - long-term receivables	1,008	1,008	—	—
Interest rate/ currency swap contracts - long-term payables	91,690	91,690	79,870	79,870

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities are measured as follows:

		Fair value measurements using
(in thousands of $)	September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	66,818	66,818
Available for sale securities	40,359	23,226		17,133
Interest rate/ currency swap contracts - long-term receivables	1,008	1,008
Total assets	108,185	91,052	—	17,133
Liabilities:
NOK500 million senior unsecured bonds due 2014	75,436	75,436
8.5% Senior Notes due 2013	274,552	274,552
3.75% unsecured convertible bonds due 2016	107,190	107,190
Interest rate swap contracts - long-term payables	91,690	91,690
Total liabilities	548,868	548,868	—	—

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	September 30, 2012	December 31, 2011
125,000,000 common shares of $1.00 par value each	125,000	125,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	September 30, 2012	December 31, 2011
79,225,000 common shares of $1.00 par value each (December 31, 2011: 79,125,000 shares)	79,225	79,125

EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	9 months ended September 30,		Year ended December 31,
(in thousands of $)	2012	2011	2011
Basic:
Net income available to stockholders	134,737	101,019	131,175
Diluted:
Net income available to stockholders	134,737	101,019	131,175
Interest paid on convertible bonds	3,503	2,995	4,180
	138,240	104,014	135,355

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	9 months ended September 30,		Year ended December 31,
(in thousands)	2012	2011	2011
Basic earnings per share:
Weighted average number of common shares outstanding	79,193	79,125	79,125
Diluted earnings per share:
Weighted average number of common shares outstanding	79,193	79,125	79,125
Effect of dilutive share options	133	236	286
Effect of dilutive convertible debt	4,621	4,079	4,216
	83,947	83,440	83,627

RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (Note 3):

(in thousands of $)	September 30, 2012	December 31, 2011
Amounts due from:
Frontline Charterers	39,943	8,356
Frontline	708	1,206
Seadrill	200	213
Other related parties	344	—
Total amount due from related parties	41,195	9,775
Loans to related parties - associated companies, long-term
SFL West Polaris	71,456	84,621
SFL Deepwater	163,707	189,563
Total loans to related parties - associated companies, long-term	235,163	274,184
Amounts due to:
Frontline Management	776	944
Bluelot	3,243	1,731
Corte Real	3,197	1,686
Deep Sea	—	—
Golar	51	53
Other related parties	228	7
Total amount due to related parties	7,495	4,421

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers and Deep Sea is as follows:

	9 months ended	9 months ended	Year ended
Payments (in millions of $)	September 30, 2012	September 30, 2011	December 31, 2011
Operating lease income	15.9	16.7	21.9
Direct financing lease interest income	44.7	74.2	97.8
Finance lease service revenue	49.4	53.1	70.0
Direct financing lease repayments	40.1	71.3	199.5

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	September 30, 2012
Book value of consolidated assets pledged under ship mortgages	$2,209

INTERIM FINANCIAL DATA (Details)	9 Months Ended
Sep. 30, 2012
Other Investments [Abstract]
Number of other long-term investments	2
Number of investments in warrants not publicly traded	1
Number of investments in shares not publicly traded	1
Offshore assets [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	30 years
All other vessels [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	25 years

AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Amortised cost	$ 39,935	$ 23,651
Accumulated net unrealized gain/ (loss)	424	(327)
Carrying value	$ 40,359	$ 23,324

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $)	Sep. 30, 2012 assets vessels	Dec. 31, 2011 vessels
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Term of charters, minimum (in years)	2 years
Term of charters, maximum (in years)	14 years
Number of offshore supply vessels chartered on long-term bareboat charters	2
Assets accounted for as direct financing leases and leased to related parties	29	28
Assets accounted for as sales type leases and leased to nonrelated parties	2
Value of investments in sales-type leases for Glorycrown and Everbright	$ 95,000,000	$ 99,200,000
Components of investments in direct financing and sales-type leases [Abstract]
Total minimum lease payments to be received	2,025,626,000	2,181,586,000
Less : amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(571,941,000)	(629,397,000)
Net minimum lease payments receivable	1,453,685,000	1,552,189,000
Estimated residual values of leased property (un guaranteed)	346,478,000	352,328,000
Less : unearned income	(452,983,000)	(503,921,000)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	1,347,180,000	1,400,596,000
Less: deferred deemed equity contribution	(156,868,000)	(164,471,000)
Less: unamortized gains	(15,368,000)	(16,065,000)
Total investment in direct financing and sales-type leases	1,174,944,000	1,220,060,000
Current portion	58,753,000	60,160,000
Long-term portion	$ 1,116,191,000	$ 1,159,900,000

INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended			12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 SFL West Polaris [Member]	Sep. 30, 2011 SFL West Polaris [Member]	Dec. 31, 2011 SFL West Polaris [Member]	Jul. 31, 2008 SFL West Polaris [Member]	Sep. 30, 2012 SFL Deepwater [Member] subsidiaries drilling_rigs	Sep. 30, 2011 SFL Deepwater [Member]	Dec. 31, 2011 SFL Deepwater [Member]	Sep. 30, 2008 SFL Deepwater [Member]	Sep. 30, 2012 Bluelot and Corte Real [Member] Twenty_Foot_Equivalent_Unit	Sep. 30, 2012 Bluelot Shipping Company [Member]	Sep. 30, 2011 Bluelot Shipping Company [Member]	Dec. 31, 2011 Bluelot Shipping Company [Member]	Sep. 30, 2012 SFL Corte Real [Member]	Sep. 30, 2011 SFL Corte Real [Member]	Dec. 31, 2011 SFL Corte Real [Member]	Sep. 30, 2012 Rig Finance II [Member]	Sep. 30, 2011 Rig Finance II [Member]	Dec. 31, 2011 Rig Finance II [Member]	May 31, 2011 Rig Finance II [Member]	Dec. 31, 2007 Rig Finance II [Member]	Sep. 30, 2012 Total [Member]	Dec. 31, 2011 Total [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee				100.00%	100.00%	100.00%		100.00%	100.00%	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Summarized balance sheet information [Abstract]
Current assets				$ 61,559,000		$ 86,641,000		$ 142,273,000		$ 135,876,000			$ 3,431,000		$ 1,751,000	$ 3,385,000		$ 1,690,000	$ 0		$ 0			$ 210,648,000	$ 225,958,000
Non-current assets				497,396,000		535,967,000		1,029,097,000		1,127,563,000			0		0	0		0	0		0			1,526,493,000	1,663,530,000
Total assets				558,955,000		622,608,000		1,171,370,000		1,263,439,000			3,431,000		1,751,000	3,385,000		1,690,000	0		0			1,737,141,000	1,889,488,000
Current liabilities				415,934,000		77,282,000		127,056,000		124,049,000			0		20,000	0		4,000	0		0			542,990,000	201,355,000
Non-current liabilities				72,001,000		494,224,000		902,243,000		1,024,071,000			0		0	0		0	0		0			974,244,000	1,518,295,000
Total liabilities				487,935,000		571,506,000		1,029,299,000		1,148,120,000			0		20,000	0		4,000	0		0			1,517,234,000	1,719,650,000
Total stockholders' equity				71,020,000		51,102,000		142,071,000		115,319,000			3,431,000		1,731,000	3,385,000		1,686,000	0		0			219,907,000	169,838,000
Statement of operations information [Abstract]
Operating revenues	113,301,000	116,496,000	155,514,000	31,229,000	35,606,000	46,771,000		52,773,000	58,212,000	76,586,000			14,621,000	9,750,000	14,499,000	14,678,000	9,378,000	14,108,000	0	3,550,000	3,550,000
Net operating revenues	87,323,000	99,628,000	130,311,000	31,167,000	35,604,000	46,767,000		52,759,000	58,210,000	76,583,000			1,699,000	1,157,000	1,731,000	1,698,000	1,112,000	1,686,000	0	3,545,000	3,544,000
Net income	33,328,000	39,317,000	50,902,000	8,359,000	9,805,000	12,806,000		21,572,000	24,428,000	31,861,000			1,699,000	1,157,000	1,731,000	1,698,000	1,112,000	1,686,000	0	2,815,000	2,818,000
Term loan facility, principal amount							700,000,000				1,400,000,000												170,000,000
Oustanding debt	1,850,531,000		1,910,464,000	411,500,000				851,300,000
Term loan facility, amount guaranteed				70,000,000							200,000,000												20,000,000
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method								2
Number of wholly-owned subsidiaries that have chartered-in vessels on a long-term bareboat basis								2
Call option price relating to vessel sold																						133,100,000
Gain on sale of investment in associated company	0	4,064,000	4,064,000																4,100,000
Container vessel on a bareboat charter basis (in Twenty-foot equivalent units - TEC)												13,800
Cost of vessel leased												171,000,000
Investment loan to finance vessel												25,000,000
Initial amount of senior secured loan provided by financial institutions to unrelated third parties												60,000,000
Term of lease												15 years
Purchase price of vessel-owning entity pursuant to options of lessee												$ 2,600,000

LONG-TERM DEBT (Details)	9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended			36 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended					1 Months Ended						1 Months Ended			1 Months Ended				1 Months Ended			9 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended												1 Months Ended						1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended
Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Loan facilities secured with mortgages on vessels and rig including newbuildings [Member] USD ($)	Sep. 30, 2012 Loan facilities secured against 8.5% Senior Notes held as treasury notes [Member] USD ($)	Sep. 30, 2012 Loan facilities secured against investment in securities [Member] USD ($)	Sep. 30, 2012 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2011 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2010 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2009 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2006 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member] USD ($)	Oct. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member]	Sep. 30, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Sep. 30, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Feb. 28, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]	Sep. 30, 2012 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Dec. 31, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Feb. 08, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] USD ($)	Apr. 30, 2006 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 210 million secured term loan facility [Member] USD ($) vessels subsidiaries	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 210 million secured term loan facility [Member] USD ($)	Aug. 31, 2007 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 149 million secured term loan facility [Member] USD ($) vessels subsidiaries	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 149 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 149 million secured term loan facility [Member] USD ($)	Jan. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 149 million secured term loan facility [Member] vessels	Jan. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 77 million secured term loan facility [Member] USD ($) vessels subsidiaries	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 77 million secured term loan facility [Member] USD ($)	Sep. 30, 2012
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
US$ 30 million secured revolving credit facility (February 2008) [Member]
USD ($)
Twenty_Foot_Equivalent_Unit
Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Mar. 31, 2008 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($) subsidiaries tankers	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Sep. 30, 2008
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
US$ 58 million secured revolving credit facility [Member]
USD ($)
subsidiaries
Twenty_Foot_Equivalent_Unit
vessels
Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Jun. 30, 2009 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 60 million secured term loan facility [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 60 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 60 million secured term loan facility [Member] USD ($)	Jun. 30, 2009 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 30 million secured term loan facility (June 2009) [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 30 million secured term loan facility (June 2009) [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 30 million secured term loan facility (June 2009) [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Feb. 28, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Mar. 31, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessels	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Mar. 31, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Nov. 30, 2010 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 54 million secured term loan facility [Member] USD ($) subsidiaries	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 54 million secured term loan facility [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 28, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 75 million secured term loan facility [Member] USD ($) subsidiaries vessels	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 75 million secured term loan facility [Member] USD ($) vessels	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 75 million secured term loan facility [Member] USD ($) vessels	May 31, 2011
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
US$ 171 million secured term loan facility [Member]
USD ($)
subsidiaries
Twenty_Foot_Equivalent_Unit
vessels
																																																																					Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 171 million secured term loan facility [Member] USD ($) vessels	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 171 million secured term loan facility [Member] USD ($)	Jun. 30, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Jul. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 167 million secured term loan facility USD ($) subsidiaries vessels	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 167 million secured term loan facility USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 167 million secured term loan facility USD ($)	Mar. 31, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($) subsidiaries vessels	Sep. 30, 2012 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] US$ 184 million secured term loan and revolving credit facility [Member] USD ($)
Debt Instrument [Line Items]
Total debt	$ 1,850,531,000		$ 1,910,464,000	$ 1,309,100,000	$ 66,000,000	$ 0	$ 274,209,000	$ 274,209,000						436,500,000	446,500,000		$ 76,247,000	$ 74,583,000			$ 125,000,000	$ 125,000,000		$ 1,375,075,000	$ 1,436,672,000		$ 174,800,000	$ 175,000,000		$ 84,500,000	$ 90,800,000			$ 47,100,000	$ 51,900,000	$ 7,000,000	$ 9,000,000		$ 29,900,000	$ 33,300,000		$ 23,000,000	$ 33,600,000		$ 43,800,000	$ 46,500,000		$ 22,200,000	$ 23,500,000	$ 35,500,000	$ 37,600,000		$ 385,700,000	$ 439,800,000		$ 35,500,000	$ 37,600,000			$ 46,800,000	$ 49,800,000	$ 80,000,000	$ 87,500,000			$ 69,900,000	$ 64,700,000		$ 125,300,000	$ 96,800,000				$ 136,400,000	$ 0		$ 27,600,000	$ 0
Less : current portion of long-term debt	(220,051,000)		(150,342,000)
Total long-term debt, non-current portion	1,630,480,000		1,760,122,000
Long-term Debt, by Maturity [Abstract]
2012 (remaining three months)	36,719,000
2013	490,294,000
2014	305,374,000
2015	365,761,000
2016	177,172,000
Thereafter	475,211,000
Total debt	1,850,531,000		1,910,464,000	1,309,100,000	66,000,000	0	274,209,000	274,209,000						436,500,000	446,500,000		76,247,000	74,583,000			125,000,000	125,000,000		1,375,075,000	1,436,672,000		174,800,000	175,000,000		84,500,000	90,800,000			47,100,000	51,900,000	7,000,000	9,000,000		29,900,000	33,300,000		23,000,000	33,600,000		43,800,000	46,500,000		22,200,000	23,500,000	35,500,000	37,600,000		385,700,000	439,800,000		35,500,000	37,600,000			46,800,000	49,800,000	80,000,000	87,500,000			69,900,000	64,700,000		125,300,000	96,800,000				136,400,000	0		27,600,000	0
Weighted average interest rate (in hundredths)																								4.15%	4.51%
Three month dollar LIBOR rate (in hundredths)																								0.36%	0.58%
Three month Norwegian kroner NIBOR rate (in hundredths)																								1.97%	2.89%
Revolving credit facility, available amount	30,800,000			19,200,000	0	11,600,000	0										0				0
Debt instrument, face amount												580,000,000							500,000,000				125,000,000			210,000,000			149,000,000				77,000,000			30,000,000		49,000,000			58,000,000			60,000,000			30,000,000					42,600,000			725,000,000			42,600,000	54,000,000					95,000,000	75,400,000			171,000,000			55,000,000	55,000,000	166,800,000			184,000,000
Number of container vessels (in Twenty-foot equivalent units - TEC)																																				1,700					1,700																											1,700
Stated interest rate												8.50%											3.75%
Convertible bonds time period																							10 days
Redemption price of debt, old rate (in hundredths)												104.25%
Redemption price of debt, new rate (in hundredths)												100.00%
Amount of debt repurchased								21,900,000	5,000,000	148,000,000	130,900,000			10,000,000	13,000,000	40,500,000
Gain/(loss) on repurchase of bonds	129,000	(469,000)	521,000					500,000	(13,000)	20,600,000
Earliest redemption date													Oct 7, 2013
Latest redemption date													Apr 6, 2014
Notice of redemption (in days)																			30 days
Redemption price of debt (in hundredths)																			100.50%
Conversion price (in dollars per share)																					$ 21.73		$ 27.05
Premium of conversion price to share price (in hundredths)																							35.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																					130.00%
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement																										5			5				2					2			2																		2						3			8					5			4
Number of new vessels acquired that were partly funded by secured term loan facility																										5			5				2					2
Minimum revenue level by vessel-owning subsidiaries																										25,000,000
Term of loan																										12 years			7 years				7 years			7 years		10 years			5 years											5 years			5 years			5 years	8 years					7 years	8 years			10 years					6 years			12 years
Number of vessels sold																																1																					1	3
Number of remaining vessels relating to loan facility																																4																					22																2
Number of vessels against which loan was secured																																									2														26										3			7					5			4
Maturity date of debt							2013						2014							2016																								January 2013			January 2013
Number of vessels delivered																																																																		1	2		5
Debt facility undrawn portion																																																																					34,000,000
Amount available to draw																																																																					15,600,000					3,600,000			156,400,000
Refinaced debt																																																																									350,000,000
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																																																							50.00%
Debt covenant, fair market value of vessels minimum percentage	100.00%
Debt covenant, fair market value of vessels maximum percentage	140.00%
Debt covenant, minimum available cash on consolidated basis	$ 25,000,000
Debt covenant, maximum ratio of total liabilities to adjusted total assets	0.8

FINANCIAL INSTRUMENTS (Details)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] NOK	Sep. 30, 2012 Currency Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Currency Swap [Member] Designated as Hedging Instrument [Member] NOK	Sep. 30, 2012 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Sep. 30, 2012 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)
Derivative, Fair value [Abstract]
Assets	$ 1,008,000	$ 0	$ 0	$ 0	$ 0	$ 0														$ 730,000	$ 0	$ 278,000	$ 0	$ 0	$ 0
Liabilities	91,690,000	79,870,000	90,168,000	70,071,000	1,522,000	1,445,000														0	2,012,000	0	97,000	0	6,245,000
Interest rate swaps [Abstract]
Notional principal, at maturity							122,632,000	153,804,000	69,713,000	24,794,000	23,394,000	22,114,000	100,000,000	39,100,000	40,633,000		500,000,000
Fixed interest rate (in hundredths)									4.85%							5.32%	5.32%
Notional principal	926,700,000	1,070,700,000					326,316,000	174,848,000	85,500,000	40,040,000	46,841,000	46,601,000	100,000,000	13,800,000	9,200,000	84,594,000
Inception date							Mar 31, 2010	Apr 30, 2006	Sep 30, 2007	Mar 31, 2008	Apr 30, 2011	May 31, 2011	Aug 31, 2011	May 31, 2012	Jun 30, 2012	Oct 31, 2010	Oct 31, 2010	Aug 31, 2010	Aug 31, 2010
Maturity date							Mar 31, 2015	May 31, 2019	Sep 8, 2014	Aug 31, 2018	Dec 31, 2018	Jan 31, 2019	Aug 31, 2021	May 31, 2022	Aug 31, 2022	Apr 30, 2014	Apr 30, 2014	Apr 30, 2014	Apr 30, 2014
Fixed interest rate range, low end (in hundredths)							1.96%	3.67%		4.05%	2.13%	1.70%	2.50%	1.80%	1.76%
Fixed interest rate range, high end (in hundredths)							2.22%	6.00%		4.15%	2.80%	2.58%	2.93%	1.85%	1.78%
Currency swaps [Abstract]
Principal receivable																			500,000,000
Principal payable																		$ 84,600,000

FINANCIAL INSTRUMENTS, Fair Value (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Fair Values, Derivatives [Abstract]
Non-designated options to extend certain interest rate swaps		$ 6,200,000
Carrying Value [Member]
Fair Values, Non-derivatives [Abstract]
Cash and cash equivalents	66,818,000	94,915,000
Available for sale securities	40,359,000	23,324,000
Floating rate NOK bonds due 2014	76,247,000	74,583,000
USD Senior Notes due 2013	274,209,000	274,209,000
Unsecured convertible bonds	125,000,000	125,000,000
Fair Values, Derivatives [Abstract]
Interest rate/ currency swap contracts - long-term receivables	1,008,000	0
Interest rate swap contracts - long term payables	91,690,000	79,870,000
Fair Value [Member]
Fair Values, Non-derivatives [Abstract]
Cash and cash equivalents	66,818,000	94,915,000
Available for sale securities	40,359,000	23,324,000
Floating rate NOK bonds due 2014	75,436,000	63,769,000
USD Senior Notes due 2013	274,552,000	264,269,000
Unsecured convertible bonds	107,190,000	84,876,000
Fair Values, Derivatives [Abstract]
Interest rate/ currency swap contracts - long-term receivables	1,008,000	0
Interest rate swap contracts - long term payables	91,690,000	79,870,000
Second Lien Notes [Member] | Carrying Value [Member]
Fair Values, Non-derivatives [Abstract]
Available for sale securities	17,100,000
Interest receivable	2,800,000
Second Lien Notes [Member] | Fair Value [Member]
Fair Values, Non-derivatives [Abstract]
Available for sale securities	16,000,000
Interest receivable	$ 1,100,000

FINANCIAL INSTRUMENTS, Measurement Frequency (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 bareboat_charter_agreements	Sep. 30, 2011	Dec. 31, 2011
Liabilities [Abstract]
Number of bareboat charter agreements	5
Concentrations of risk [Abstract]
Percentage of operating revenue from a single customer (in hundredths)	57.00%	59.00%	56.00%
Interest Paid in Cash [Member]
Liabilities [Abstract]
Stated interest rate	13.00%
Interest Paid 50/50 in Cash and Newly Issued Notes [Member]
Liabilities [Abstract]
Stated interest rate	14.00%
Interest Paid in Newly Issued Notes [Member]
Liabilities [Abstract]
Stated interest rate	15.00%
Second Lien Notes [Member]
Liabilities [Abstract]
Debt instrument, face amount	43,000,000
Percentage of face value of notes (in hundredths)	40.00%
8.5% Senior Notes due 2013 [Member]
Liabilities [Abstract]
Stated interest rate	8.50%
NOK 500 Million Senior Unsecured Floating Rate Bonds Due 2014 [Member]
Liabilities [Abstract]
Stated interest rate	3.75%
Recurring Basis [Member]
Assets [Abstract]
Cash and cash equivalents	66,818,000
Available for sale securities	40,359,000
Interest rate/ currency swap contracts - long-term receivables	1,008,000
Total assets	108,185,000
Liabilities [Abstract]
NOK500 million senior unsecured bonds due 2014	75,436,000
8.5% Senior Notes due 2013	274,552,000
3.75% unsecured convertible bonds due 2016	107,190,000
Interest rate swap contracts - long term payables	91,690,000
Total liabilities	548,868,000
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Cash and cash equivalents	66,818,000
Available for sale securities	23,226,000
Interest rate/ currency swap contracts - long-term receivables	1,008,000
Total assets	91,052,000
Liabilities [Abstract]
NOK500 million senior unsecured bonds due 2014	75,436,000
8.5% Senior Notes due 2013	274,552,000
3.75% unsecured convertible bonds due 2016	107,190,000
Interest rate swap contracts - long term payables	91,690,000
Total liabilities	548,868,000
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total assets	0
Liabilities [Abstract]
Total liabilities	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Available for sale securities	17,133,000
Total assets	17,133,000
Liabilities [Abstract]
Total liabilities	0

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Common shares, authorized	$ 125,000,000	$ 125,000,000
Common shares, par value (in dollars per share)	$ 1	$ 1
Common shares, authorized (in shares)	125,000,000	125,000,000
Common shares, issued	79,225,000	79,125,000
Share capital, shares issued (in shares)	79,225,000	79,125,000
Amortization of deferred equity contributions	$ 7,600,000	$ 16,200,000

SHARE OPTION PLAN (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments in lieu of issuing shares	$ 1,478,000	$ 0	$ 0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)	5 years
Number of employees who exercised options	2
Exercised (in shares)	260,000
Shares issued in respect of exercised options (in shares)	100,000
Payments in lieu of issuing shares	1,500,000
Exercised shares not issued (in shares)	160,000
Unrecognized compensation costs related to non-vested options granted	$ 400,000		$ 1,300,000
Average remaining vesting periods	12 months
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	1 year
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	3 years

EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Basic:
Net income available to stockholders	$ 134,737	$ 101,019	$ 131,175
Diluted:
Net income available to stockholders	134,737	101,019	131,175
Interest paid on convertible bonds	3,503	2,995	4,180
Net income available to stockholders, diluted	$ 138,240	$ 104,014	$ 135,355
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)	79,193	79,125	79,125
Diluted earnings per share:
Weighted average number of common shares outstanding (in shares)	79,193	79,125	79,125
Effect of dilutive share options (in shares)	133	236	286
Effect of dilutive convertible debt (in shares)	4,621	4,079	4,216
Weighted average number of diluted common shares outstanding (in shares)	83,947	83,440	83,627

RELATED PARTY TRANSACTIONS (Details) (USD $)	9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended					9 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended							9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012 assets vessels	Sep. 30, 2011	Dec. 31, 2011 vessels	Mar. 31, 2012 Frontline Charterers [Member]	Dec. 31, 2011 Frontline Charterers [Member]	Sep. 30, 2012 Frontline Charterers [Member] vessels	Sep. 30, 2011 Frontline Charterers [Member]	Sep. 30, 2012 Frontline Ltd [Member]	Dec. 31, 2011 Frontline Ltd [Member]	Sep. 30, 2012 Seadrill [Member]	Dec. 31, 2011 Seadrill [Member]	Sep. 30, 2012 SFL West Polaris [Member]	Sep. 30, 2011 SFL West Polaris [Member]	Dec. 31, 2011 SFL West Polaris [Member]	Dec. 31, 2010 SFL West Polaris [Member]	Sep. 30, 2012 SFL Deepwater [Member]	Sep. 30, 2011 SFL Deepwater [Member]	Dec. 31, 2011 SFL Deepwater [Member]	Dec. 31, 2010 SFL Deepwater [Member]	Sep. 30, 2012 Frontline Management [Member] vessels carriers	Sep. 30, 2011 Frontline Management [Member]	Dec. 31, 2011 Frontline Management [Member]	Sep. 30, 2012 Bluelot [Member]	Dec. 31, 2011 Bluelot [Member]	Sep. 30, 2012 Corte Real [Member]	Dec. 31, 2011 Corte Real [Member]	Sep. 30, 2012 Deep Sea [Member] vessels	Dec. 31, 2011 Deep Sea [Member]	Sep. 30, 2012 Golar Management UK Limited [Member]	Sep. 30, 2011 Golar Management UK Limited [Member]	Dec. 31, 2011 Golar Management UK Limited [Member]	Sep. 30, 2012 Seadrill Management (S) Pte Ltd [Member]	Sep. 30, 2011 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2011 Seadrill Management (S) Pte Ltd [Member]	Sep. 30, 2012 Other related parties [Member]	Dec. 31, 2011 Other related parties [Member]	Sep. 30, 2012 Frontline Charterers, Deep Sea and Seadrill [Member] vessels	Sep. 30, 2011 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2011 Frontline Charterers, Deep Sea and Seadrill [Member]	Sep. 30, 2012 Golden Ocean [Member] vessels carriers	Sep. 30, 2011 Golden Ocean [Member]	Dec. 31, 2011 Golden Ocean [Member]	Sep. 30, 2012 Frontline Management AS [Member]	Sep. 30, 2011 Frontline Management AS [Member]	Dec. 31, 2011 Frontline Management AS [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	$ 41,195,000		$ 9,775,000		$ 8,356,000	$ 39,943,000		$ 708,000	$ 1,206,000	$ 200,000	$ 213,000																								$ 344,000	$ 0
Loans to related parties	235,163,000		274,184,000									71,456,000		84,621,000		163,707,000		189,563,000
Due to related parties	7,495,000		4,421,000												145,000,000				290,000,000	776,000		944,000	3,243,000	1,731,000	3,197,000	1,686,000	0	0	51,000		53,000				228,000	7,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	29		28			27																					2
Number of vessels leased to related parties classified as operating leases						2																					4										2
Combined balance of net investments in direct financing leases																																					1,252,200,000		1,301,400,000
Combined balance of net investments in direct financing leases, short-term maturities																																					52,800,000		54,400,000
Net book value of assets leased under operating leases																																					144,200,000		166,300,000
Compensation payment received					106,000,000
Agreed temporary reduction in daily time charter rates					6,500
Percent of earnings to be paid					100.00%
Maximum daily amount to which temporary earnings-related 100% payment applies					6,500
Accrued revenues	40,100,000	0
Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					25.00%
Agreed termination fee				9,200,000
Accrued profit share agreement						0	800,000
Profit share to be accumulated						50,000,000
Non-refundable advance relating to the profit sharing agreement					50,000,000
Lease termination fees paid				400,000
Leasing contracts and profit sharing agreements					8,400,000
Daily vessel management fee																						6,500
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party																				6																				6
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party																				10																				10
Management fees paid, vessels	50,605,000	54,087,000	71,283,000																	50,000,000	53,800,000	71,100,000																		400,000	100,000	200,000
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)																				1.00%
Term of lease/charter																				5 years
Commissions paid for sales-type leases on Suezmax tankers																				93,000	93,000	124,000
Administrative expenses - related parties	354,000	386,000	504,000																	400,000	400,000	500,000
Management fees paid, supervision of newbuildings																				1,400,000	2,400,000	3,100,000
Management fees paid, provision of office facilities																													154,000	81,000	115,000	13,000	32,000	40,000									300,000	300,000	500,000
Leasing revenues earned from related parties [Abstract]
Operating lease income																																					15,900,000	16,700,000	21,900,000
Direct financing lease interest income	44,695,000	74,219,000	97,757,000																																		44,700,000	74,200,000	97,800,000
Finance lease service revenue	49,420,000	53,073,000	69,992,000																																		49,400,000	53,100,000	70,000,000
Direct financing lease repayments																																					40,100,000	71,300,000	199,500,000
Related party loans [Abstract]
Interest income, related party loans	14,681,000	14,681,000	19,575,000									4,900,000	4,900,000	6,500,000		9,800,000	9,800,000	13,100,000
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties										133,100,000
Gain on disposal of investment in equity method investee	$ 0	$ 4,064,000	$ 4,064,000

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages	$ 2,209,000,000
Guarantor Obligations [Line Items]
Oustanding debt	1,850,531,000	1,910,464,000
Outstanding debt, consolidated and unconsolidated entities	3,100,000,000	3,300,000,000
Contractual commitments under newbuilding contracts	213,000,000	275,600,000
Parent [Member]
Guarantor Obligations [Line Items]
Oustanding debt	1,800,000,000
Equity-accounted subsidiaries [Member]
Guarantor Obligations [Line Items]
Oustanding debt	1,300,000,000
SFL West Polaris and SFL Deepwater [Member]
Guarantor Obligations [Line Items]
Ownership percentage (in hundredths)	100.00%
Term loan facility, amount outstanding	1,300,000,000	1,400,000,000
Financial Guarantee [Member] | Rig Finance II [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	20,000,000
Financial Guarantee [Member] | SFL Corte Real Limited [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	54,800,000	56,900,000
Financial Guarantee [Member] | SFL West Polaris and SFL Deepwater [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	$ 270,000,000	$ 280,000,000

CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) (USD $)	Sep. 30, 2012 variable_interest_entities	Dec. 31, 2011
Variable Interest Entity [Line Items]
Number of variable interest entities	9
Estimated residual values of leased property (un-guaranteed)	$ 346,478,000	$ 352,328,000
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	2
Carrying value of vessels	84,900,000
Unearned lease income	27,900,000
Estimated residual values of leased property (un-guaranteed)	21,700,000
Outstanding loan balance	47,100,000
Outstanding loan balance, current portion	6,400,000
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	7
Carrying value of vessels	303,600,000
Outstanding loan balance	194,400,000
Outstanding loan balance, current portion	$ 20,900,000

SUBSEQUENT EVENTS (Details)	9 Months Ended		12 Months Ended		12 Months Ended			36 Months Ended				1 Months Ended		2 Months Ended	1 Months Ended			1 Months Ended		3 Months Ended		3 Months Ended	1 Months Ended		9 Months Ended	1 Months Ended
Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Jul. 31, 2008 SFL West Polaris [Member] USD ($)	Dec. 31, 2011 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2010 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2009 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2006 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member] USD ($)	Jun. 30, 2009 US$ 60 million secured term loan facility [Member] U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] USD ($)	Jun. 30, 2009 US$ 30 million secured term loan facility (June 2009) [Member] U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] USD ($) carriers	Nov. 30, 2012 Subsequent Event [Member] USD ($)	Nov. 30, 2012 Subsequent Event [Member] U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] car_equivalent_unit carriers	Jan. 31, 2013 Subsequent Event [Member] Issuance of Equity [Member]	Oct. 31, 2012 Subsequent Event [Member] Issuance of Equity [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Issuance of Debt [Member] SFL West Polaris [Member] USD ($)	Oct. 31, 2012 Subsequent Event [Member] Issuance of Debt [Member] NOK 600 million senior unsecured bond [Member] USD ($)	Oct. 31, 2012 Subsequent Event [Member] Issuance of Debt [Member] NOK 600 million senior unsecured bond [Member] NOK	Dec. 31, 2012 Subsequent Event [Member] Issuance of Debt [Member] NOK 600 million senior unsecured bond [Member] USD ($)	Nov. 30, 2012 Subsequent Event [Member] Issuance of Debt [Member] US$ 53.2 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Repayment of Debt [Member] 8.5% Senior Notes due 2013 [Member] USD ($)	Oct. 31, 2012
Subsequent Event [Member]
Repayment of Debt [Member]
US$ 60 million secured term loan facility [Member]
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
USD ($)
Oct. 31, 2012
Subsequent Event [Member]
Repayment of Debt [Member]
US$ 30 million secured term loan facility (June 2009) [Member]
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
USD ($)
																									Sep. 30, 2012 Subsequent Event [Member] Sale of Front Climber [Member] USD ($)	Nov. 30, 2012 Subsequent Event [Member] Sale of Front Driver [Member] USD ($)	Nov. 30, 2012 Subsequent Event [Member] Sale of VLCC Ticen Ocean [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Sale of Front Viewer [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Sale of VLCC Edinburgh [Member] USD ($)
Subsequent Event [Line Items]
Shares issued																$ 89,000,000
Shares issued (in shares)															25,000	6,000,000
Term of loan																	5 years	5 years	5 years		5 years
Norwegian Kroner NIBOR rate																		5.00%	5.00%
Debt instrument, face amount				700,000,000					580,000,000	60,000,000	30,000,000						420,000,000	105,000,000	600,000,000		53,200,000
Percent of loan to purchase price																					70.00%
Proceeds from lines of credit																				103,500,000
Debt instrument, maximum guaranteed amount																	100,000,000
Exercised options (in shares)															25,000
Stated interest rate									8.50%									6.06%	6.06%
Number of car equivalent units (CEU)														6,500
Proceeds from sale of vessel																									8,900,000	9,600,000	14,100,000	9,100,000	18,800,000
Compensation payable (receivable) for early termination of charter												23,500,000													(600,000)	(500,000)	(11,600,000)		7,800,000
Term of time charter													3 years	5 years
Dividends declared (in dollars per share)													$ 0.39
Dividends declared, accelerated (in dollars per share)													$ 0.39
Cash dividends paid	85,533,000	91,786,000	122,644,000									66,500,000
Amount of debt repaid					$ 21,900,000	$ 5,000,000	$ 148,000,000	$ 130,900,000														$ 51,400,000	$ 43,800,000	$ 22,200,000
Number of car carriers												2		2